UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21987

ALPS VARIABLE INVESTMENT TRUST

(Exact name of registrant as specified in charter)

1290 Broadway, Suite 1000, Denver, Colorado 80203

(Address of principal executive offices) (Zip code)

Michelle Stallworth, Assistant Secretary

ALPS Variable Investment Trust

1290 Broadway, Suite 1000

Denver, Colorado 80203

(Name and address of agent for service)

Registrant’s telephone number, including area code: 303-623-2577

Date of fiscal year end: December 31

Date of reporting period: January 1, 2021 - June 30, 2021

Item 1.	Reports to Stockholders.

(a)

Semi-Annual Report

June 30, 2021

Morningstar Conservative ETF Asset Allocation Portfolio

Morningstar Income and Growth ETF Asset Allocation Portfolio

Morningstar Balanced ETF Asset Allocation Portfolio

Morningstar Growth ETF Asset Allocation Portfolio

Morningstar Aggressive Growth ETF Asset Allocation Portfolio

ALPS | Alerian Energy Infrastructure Portfolio

ALPS | Red Rocks Global Opportunity Portfolio

An ALPS Advisors Solution

SS&C | ALPS ADVISORS

Table of Contents

Disclosure of Fund Expenses	1
Morningstar ETF Asset Allocation Series
Performance Overview	3
Schedules of Investments	9
Statements of Assets and Liabilities	14
Statements of Operations	15
Statements of Changes in Net Assets	16
Financial Highlights	21
ALPS | Alerian Energy Infrastructure Portfolio
Performance Overview	31
Schedule of Investments	34
Statement of Assets and Liabilities	35
Statement of Operations	36
Statements of Changes in Net Assets	37
Financial Highlights	38
ALPS | Red Rocks Global Opportunity Portfolio
Performance Overview	40
Schedule of Investments	44
Statement of Assets and Liabilities	46
Statement of Operations	47
Statements of Changes in Net Assets	48
Financial Highlights	49
Notes to Financial Statements	51
Additional Information	60
Approval of Investment Advisory & Sub-Advisory Agreements	62
Liquidity Risk Management Program	68

alpsfunds.com

ALPS Variable Investment Trust
Disclosure of Fund Expenses	June 30, 2021 (Unaudited)

Examples. As a shareholder of one or more portfolios listed on the following pages, (each a “Portfolio” and collectively, the “Portfolios”) you incur only one of two potential types of costs. You do not incur transaction costs, which include sales charges and redemption fees. However, you do incur ongoing costs, including management fees, distribution (12b-1) and shareholder service fees and other Portfolio expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested on January 1, 2021 and held through June 30, 2021.

Actual Expenses. The first line under each Portfolio of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under each Portfolio of the table under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second line under each Portfolio of the table below provides information about hypothetical account values and hypothetical expenses based on each Portfolio’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the table below are meant to highlight ongoing Portfolio costs only. See “Note on Fees” on the following page below the table.

	Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Net Expense Ratio(1)	Expenses Paid During Period January 1, 2021 - June 30, 2021(2)
Morningstar Conservative ETF Asset Allocation Portfolio
Class I
Actual Fund Return	$ 1,000.00	$ 1,017.20	0.53%	$ 2.65
Hypothetical Fund Return (5% return before expenses)	$ 1,000.00	$ 1,022.17	0.53%	$ 2.66
Class II
Actual Fund Return	$ 1,000.00	$ 1,016.40	0.78%	$ 3.90
Hypothetical Fund Return (5% return before expenses)	$ 1,000.00	$ 1,020.93	0.78%	$ 3.91
Morningstar Income and Growth ETF Asset Allocation Portfolio
Class I
Actual Fund Return	$ 1,000.00	$ 1,050.10	0.53%	$ 2.69
Hypothetical Fund Return (5% return before expenses)	$ 1,000.00	$ 1,022.17	0.53%	$ 2.66
Class II
Actual Fund Return	$ 1,000.00	$ 1,049.00	0.78%	$ 3.96
Hypothetical Fund Return (5% return before expenses)	$ 1,000.00	$ 1,020.93	0.78%	$ 3.91
Morningstar Balanced ETF Asset Allocation Portfolio
Class I
Actual Fund Return	$ 1,000.00	$ 1,083.80	0.53%	$ 2.74
Hypothetical Fund Return (5% return before expenses)	$ 1,000.00	$ 1,022.17	0.53%	$ 2.66
Class II
Actual Fund Return	$ 1,000.00	$ 1,082.70	0.78%	$ 4.03
Hypothetical Fund Return (5% return before expenses)	$ 1,000.00	$ 1,020.93	0.78%	$ 3.91
Morningstar Growth ETF Asset Allocation Portfolio
Class I
Actual Fund Return	$ 1,000.00	$ 1,114.60	0.53%	$ 2.78
Hypothetical Fund Return (5% return before expenses)	$ 1,000.00	$ 1,022.17	0.53%	$ 2.66
Class II
Actual Fund Return	$ 1,000.00	$ 1,112.60	0.78%	$ 4.09
Hypothetical Fund Return (5% return before expenses)	$ 1,000.00	$ 1,020.93	0.78%	$ 3.91

1 | June 30, 2021

ALPS Variable Investment Trust
Disclosure of Fund Expenses (continued)	June 30, 2021 (Unaudited)

	Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Net Expense Ratio(1)	Expenses Paid During Period January 1, 2021 - June 30, 2021(2)
Morningstar Aggressive Growth ETF Asset Allocation Portfolio
Class I
Actual Fund Return	$ 1,000.00	$ 1,141.70	0.53%	$ 2.81
Hypothetical Fund Return (5% return before expenses)	$ 1,000.00	$ 1,022.17	0.53%	$ 2.66
Class II
Actual Fund Return	$ 1,000.00	$ 1,140.20	0.78%	$ 4.14
Hypothetical Fund Return (5% return before expenses)	$ 1,000.00	$ 1,020.93	0.78%	$ 3.91
ALPS | Alerian Energy Infrastructure Portfolio
Class I
Actual Fund Return	$ 1,000.00	$ 1,420.90	0.95%	$ 5.70
Hypothetical Fund Return (5% return before expenses)	$ 1,000.00	$ 1,020.08	0.95%	$ 4.76
Class III
Actual Fund Return	$ 1,000.00	$ 1,416.50	1.30%	$ 7.79
Hypothetical Fund Return (5% return before expenses)	$ 1,000.00	$ 1,018.30	1.30%	$ 6.51
ALPS | Red Rocks Global Opportunity Portfolio
Class I
Actual Fund Return	$ 1,000.00	$ 1,134.30	1.10%	$ 5.82
Hypothetical Fund Return (5% return before expenses)	$ 1,000.00	$ 1,019.34	1.10%	$ 5.51
Class III
Actual Fund Return	$ 1,000.00	$ 1,131.70	1.45%	$ 7.66
Hypothetical Fund Return (5% return before expenses)	$ 1,000.00	$ 1,017.60	1.45%	$ 7.25

(1)	Annualized based on the Portfolios' expenses from January 1, 2021 through June 30, 2021.
(2)	Expenses are equal to the Portfolios' annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (181), then divided by 365.

NOTE ON FEES

If you are an owner of variable annuity contracts or variable life insurance policies (“Contracts”) or a participant in a qualified plan, you may also incur fees associated with the Contract you purchase or the qualified plan, such as transaction costs including sales charges and redemption fees, which are not reflected in the table and example above. Additional information about the cost of investing in a Portfolio is presented in the prospectus for your Contract or disclosure documents for the plan through which the Portfolio’s shares are offered to you.

2 | June 30, 2021

Morningstar ETF Asset Allocation Series
Performance Overview	June 30, 2021 (Unaudited)

Investment Objectives

The Morningstar Conservative ETF Asset Allocation Portfolio seeks to provide investors with current income and preservation of capital.

The Morningstar Income and Growth ETF Asset Allocation Portfolio seeks to provide investors with current income and capital appreciation.

The Morningstar Balanced ETF Asset Allocation Portfolio seeks to provide investors with capital appreciation and some current income.

The Morningstar Growth ETF Asset Allocation Portfolio seeks to provide investors with capital appreciation.

The Morningstar Aggressive Growth ETF Asset Allocation Portfolio seeks to provide investors with capital appreciation.

Economic & Market Overview

Global markets continued to surge higher to finish the six month period ending June 30, 2021. As the COVID driven market decline fades, policy makers are pushing forward with unprecedented stimulus policies designed to return economic growth and employment to pre-pandemic levels. In the U.S., J.P. Morgan estimates that the economy is on track to fully recover from the COVID induced GDP losses of 2020 in the 2nd half of 2021 based on the current pace of growth. Also, corporate earnings are widely expected to hit an all-time high in 2021. Consumers have responded by returning to lower pre-pandemic savings rates and spending levels that satisfy their pent-up demand for many items that were not widely available during the mandated shut-downs that took place in 2020 and the six month period. Still, numerus challenges to a full recovery persist. The increase in demand has caused a supply crunch with many businesses unable to accept orders due to shortages of inputs such as labor and materials. Businesses have had to compete with the Government stimulus efforts to bring back workers by increasing wages. The higher input costs, especially labor, has increased concerns that inflation may not be as temporary as policy makers have broadcast to consumers and investors.

The S&P 500 Index increased 15.25% during the six month period ending June 30, 2021, and reached a new record high level. The more economically sensitive stocks that fall within the value style of investing rallied in the last quarter of 2020 and through the 1st quarter of 2021. However, the growth style, specifically technology and communication services stocks, outpaced cyclical stocks during the 2nd quarter of 2021, based on the Russell 3000 Growth and Value Indexes. Long-term bond yields were somewhat volatile during the six month period. Yields rose in the 1st quarter, which tends to favor value stocks and then proceeded to decline in the 2nd quarter of 2021, which in-turn increased investor sentiment towards duration sensitive assets such as high growth companies. Over the six month period ending June 30, 2021, value stocks outpaced the growth style and U.S. small cap value stocks produced outsized returns relative to other traditional asset classes with the financials and energy sectors leading the way.

Both developed and emerging markets lagged the U.S. market over the six month period ending June 30, 2021. The Morningstar DM ex US Index of foreign developed-market stocks gained 9.7% over the six month period, while emerging markets, as represented by the Morningstar EM Index increased by 8.3% during the same period. International equity markets consist of higher allocations to cyclical sectors than the U.S. equity market. The U.S. equity market has more defensive and high growth exposures that have outperformed cyclicals by a wide margin over the last decade. The broader European region has struggled to regain growth since coming out of the 2008 financial crisis. Currently, select countries within developed international, such as South America, India, U.K., and Europe, are still struggling to contain new COVID cases.

The U.S. Federal Reserve has created large distortions within the fixed income markets by massively expanding its balance sheet in the ongoing quantitative easing part 4 from $4 trillion to $8 trillion as of the 2nd quarter of 2021. International central banks have followed suit with bond purchase programs and other lending facilities in an effort to stimulate their respective economies. Though investors are starting to worry about inflation, the 10 year Treasury yield fell during the 2nd quarter by 0.29% to 1.45%. The Bloomberg Barclays U.S. Aggregate Bond Index has decreased by -1.6% over the six month period ending June 30, 2021. Fixed income investors continue to seek higher yields by allocating more to junk bonds and credit sensitive assets. TIPS and high yield bonds were among the few fixed income asset classes to produce a positive return over the six month period ending June 30, 2021.

Portfolio Positioning

The Morningstar ETF Allocation Series Portfolios (the "Portfolios") were reallocated on February 1, 2021. Since the 1st quarter market decline of 2020, the Portfolios have been positioned with the goal of benefitting from a broader global recovery driven by underlying fundamentals and valuations to support the market prices. The recovery started to take place in the 2nd quarter of 2020 and was largely led by select U.S. firms in the technology and communication services sectors, which the Portfolios were tactically underweight due to what we consider unattractive valuations. The Portfolios' tactical underweight of U.S. equity and the growth style caused the Portfolios to underperform relative to the respective blended benchmarks over that period. At the same time, our value style and international equity overweight lagged during the U.S. growth led rally which took place over the 2nd and 3rd quarter of 2020. Beginning in the 4th quarter of 2020, the more economically sensitive stocks within the value style posted strong performance relative to growth through May of 2021. The tactical tilt to value stocks allowed the Portfolios to outperform the respective primary blended benchmarks over the six month period ending June 30, 2021.

3 | June 30, 2021

Morningstar ETF Asset Allocation Series
Performance Overview (continued)	June 30, 2021 (Unaudited)

As of June 30, 2021, we maintain the Portfolios' exposure to what we believe are relatively more attractive asset classes like energy, staples, and financials that reflect a better reward for risk tradeoff than select growth stocks that we believe appear overvalued. Additionally, we continue to maintain a tactical overweight to select country positions such as Japan, U.K., and Germany in select portfolios across the Portfolios. We believe international stocks offer a better reward for risk profile than U.S. stocks and therefore maintain an overweight across the Portfolios.

Within fixed income, we continue to maintain a diversified mix of credit exposures, EM bonds, and Treasuries at a neutral average weighted duration relative to the respective blended benchmarks. Most fixed income exposures appear unattractive at the current yields, especially credit which offers a low reward for risk tradeoff as of June 30, 2021.

Morningstar Investment Management LLC

The statements and opinions expressed in this commentary are those of the author, are as of the date of this report, are subject to change, and may not reflect the author’s current views. The information, data, and analyses presented in this commentary do not constitute investment advice; are provided solely for informational purposes; and, therefore are not an offer to buy or sell a particular security. The data and/or information noted are from what we believe to be reliable sources; however, Morningstar Investment Management LLC has no control over the methods or means used to collect the data and/or information and therefore cannot guarantee its accuracy or completeness. The opinions and estimates noted are as of a certain date and subject to change.

Past performance does not guarantee future results. There is no assurance that the investment process will consistently lead to successful investing. Asset allocation and diversification do not eliminate the risk of experiencing investment losses.

This commentary contains certain forward-looking statements. We use words such as “expects”, “anticipates”, “believes”, “estimates”, “forecasts”, and similar expressions to identify forward-looking statements. Such forward-looking statements involve known and unknown risks, uncertainties and other factors which may cause the actual results to differ materially and/or substantially from any future results, performance or achievements expressed or implied by those projected in the forward-looking statements for any reason.

Morningstar Investment Management LLC (“Morningstar Investment Management”) is a registered investment adviser and subsidiary of Morningstar, Inc. Morningstar Investment Management acts as a sub-adviser to ALPS Advisors, Inc. (“ALPS”) by providing recommendations to ALPS regarding asset allocation targets and selection of securities appropriate for the Morningstar ETF Allocation Series. Morningstar Investment Management selects securities for Morningstar ETF Allocation Series from the universe of investments made available through ALPS.

Morningstar Investment Management LLC is not acting in the capacity of advisor to individual clients. Asset Allocation target allocations are subject to change without notice. Morningstar Investment Management establishes the allocations using its proprietary asset classifications. If alternative classification methods are used, the allocations may not meet the asset allocation targets. Morningstar Investment Management LLC is not affiliated with ALPS Advisors, Inc.

4 | June 30, 2021

Morningstar ETF Asset Allocation Series
Performance Overview (continued)	June 30, 2021 (Unaudited)

MORNINGSTAR ETF ASSET ALLOCATION SERIES PERFORMANCE SUMMARY

The illustration below is based on a hypothetical $10,000 investment in each of the respective Portfolios since inception (4/30/07). All results shown assume reinvestments of dividends and capital gains.

Conservative (return of $10,000 based on actual performance)

Balanced (return of $10,000 based on actual performance)

Aggressive Growth (return of $10,000 based on actual performance)

Income & Growth (return of $10,000 based on actual performance)

Growth (return of $10,000 based on actual performance)

Performance data quoted represents past performance. Past performance is no guarantee of future results and investment returns and principal value of the Portfolios will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance quoted. The graphs and tables on pages 6 and 7 do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Investment performance reflects fee waivers in effect. In the absence of fee waivers, total return would be lower. To obtain performance data current to the most recent month-end, please call 1-866-432-2926.

Performance data does not reflect expenses incurred from investing through a separate account or qualified plan and does not reflect variable annuity or life insurance contract charges. If it did, the overall fees and expenses would be higher.

5 | June 30, 2021

Morningstar ETF Asset Allocation Series
Performance Overview (continued)	June 30, 2021 (Unaudited)

AVERAGE ANNUAL TOTAL RETURNS | FOR THE PERIODS ENDED JUNE 30, 2021

					Since Inception	Annualized Expense Ratios as disclosed in current prospectus dated 4/30/21†
Portfolio	6 Months^^	1 Year	5 Year	10 Year	(4/30/07)	Gross	Net
Conservative - Class I	1.72%	7.76%	4.48%	3.80%	3.83%	0.70%	0.61%
Conservative - Class II	1.64%	7.56%	4.24%	3.54%	3.55%	0.95%	0.86%
Conservative Blended Benchmark (20% Equity)*(a)	1.16%	8.59%	5.55%	4.86%	4.89%
Blended Benchmark^(f)	1.74%	7.07%	5.88%	5.57%	5.31%
Income & Growth - Class I	5.01%	15.93%	6.84%	5.44%	4.66%	0.66%	0.62%
Income & Growth - Class II	4.90%	15.62%	6.58%	5.18%	4.40%	0.90%	0.87%
Income & Growth Blended Benchmark (40% Equity)*(b)	4.08%	16.30%	8.25%	6.82%	6.00%
Blended Benchmark^(g)	5.00%	14.84%	8.87%	7.95%	6.65%
Balanced - Class I	8.38%	23.89%	8.87%	6.96%	5.47%	0.63%	0.63%
Balanced - Class II	8.27%	23.61%	8.61%	6.69%	5.21%	0.88%	0.88%
Balanced Blended Benchmark (60% Equity)*(c)	7.09%	24.42%	10.88%	8.67%	6.94%
Blended Benchmark^(h)	8.32%	23.03%	11.85%	10.33%	7.93%
Growth - Class I	11.46%	32.30%	10.98%	8.20%	5.99%	0.64%	0.64%
Growth - Class II	11.26%	31.94%	10.69%	7.93%	5.71%	0.89%	0.89%
Growth Blended Benchmark (80% Equity)*(d)	10.20%	32.94%	13.39%	10.37%	7.68%
Blended Benchmark^(i)	11.73%	31.67%	14.79%	12.64%	9.09%
Aggressive Growth - Class I	14.17%	39.91%	12.44%	8.95%	6.17%	0.68%	0.66%
Aggressive Growth - Class II	14.02%	39.52%	12.14%	8.67%	5.89%	0.93%	0.91%
Aggressive Growth Blended Benchmark (95% Equity)*(e)	12.65%	39.64%	15.30%	11.67%	8.20%
Blended Benchmark^(j)	14.36%	38.47%	16.94%	14.29%	9.83%

Since each Portfolio does not seek to replicate its respective Blended benchmark*,^, performance results between the Portfolio and each respective benchmark can differ.

Performance data quoted represents past performance. Past performance is no guarantee of future results and investment returns and principal value of the Portfolios will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance quoted. The graphs and tables above do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Investment performance reflects fee waivers in effect. In the absence of fee waivers, total return would be lower. To obtain performance data current to the most recent month-end, please call 1-866-432-2926.

Performance returns do not reflect expenses incurred from investing through a separate account or qualified plan and do not reflect variable annuity or life insurance contract charges. If they did, the overall fees and expenses would be higher.

*	(a) The Conservative Benchmark is a blended benchmark consisting of 14% Russell 3000 TR USD/ 6% Morningstar Global Markets ex-US NR Index USD / 58% Bloomberg Barclays U.S. Universal TR USD/ 12% FTSE WGBI NonUSD USD/ 10% ICE BofAML Treasury 3 Month TR Index; (b) The Income and Growth Benchmark is a blended benchmark consisting of 28% Russell 3000 TR USD/ 12% Morningstar Global Markets ex-US NR Index USD/ 46% Bloomberg Barclays U.S. Universal TR USD/ 9% FTSE WGBI NonUSD USD/ 5% ICE BofAML Treasury 3 Month TR Index; (c) The Balanced Benchmark is a blended benchmark consisting of 42% Russell 3000 TR USD/ 18% Morningstar Global Markets ex-US NR Index USD/ 32% Bloomberg Barclays U.S. Universal TR USD/ 6% FTSE WGBI NonUSD USD/ 2% ICE BofAML Treasury 3 Month TR Index; (d) The Growth Benchmark is a blended benchmark consisting of 56% Russell 3000 TR USD/ 24% Morningstar Global Markets ex-US NR Index USD/ 15% Bloomberg Barclays U.S. Universal TR USD/ 3% FTSE WGBI NonUSD USD/ 2% ICE BofAML Treasury 3 Month TR Index; (e) The Aggressive Growth Benchmark is a blended benchmark consisting of 67% Russell 3000 TR USD/ 28% Morningstar Global Markets ex-US NR Index USD/ 3% Bloomberg Barclays U.S. Universal TR USD/ 2% ICE BofAML Treasury 3 Month TR Index.

^	Blended Benchmark: (f) Blended benchmark of 20% S&P 500® Index/73% Bloomberg Barclays U.S. Aggregate Bond Index /7% ICE BofAML Treasury 3 Month TR Index for the Conservative Portfolio; (g) 40% S&P 500® Index/55% Bloomberg Barclays U.S. Aggregate Bond Index/5% ICE BofAML Treasury 3 Month TR Index for the Income & Growth Portfolio; (h) 60% S&P 500® Index/38% Bloomberg Barclays U.S. Aggregate Bond Index/2% ICE BofAML Treasury 3 Month TR Index for the Balanced Portfolio; (i) 80% S&P 500® Index/20% Bloomberg Barclays U.S. Aggregate Bond Index for the Growth Portfolio; and (j) 95% S&P 500® Index/5% Bloomberg Barclays U.S. Aggregate Bond Index for the Aggressive Growth Portfolio. Each index is not actively managed and does not reflect any deduction for fees, expenses or taxes. An investor cannot invest directly in an index. The S&P 500® and the Barclays Indexes reflect the reinvestment of dividends.

^^	Total return for a period of less than one year is not annualized.

†	Also see Notes to Financial Statements (Note 6) for further description of Expense Limitation Agreement in effect and Financial Highlights tables for expense ratios as of June 30, 2021. Note the net expense ratios above, as shown in the current Prospectus, include estimated acquired fund fees, which are not incurred in the expense ratios stated throughout the rest of this report. The Adviser and Sub-Adviser have contractually agreed to jointly waive its management fee and subadvisory fee, respectively, and/or reimburse expenses so that net expense ratios, excluding distribution and/or service (12b-1) fees, shareholder service fees, acquired fund fees and expenses, taxes, brokerage commissions, and extraordinary expenses, do not exceed a maximum of 0.53% of Class I or Class II shares average daily net assets through April 29, 2022. This means that acquired fund fees and expenses and extraordinary expenses may cause the Portfolio’s gross expense ratios shown above to exceed the maximum amounts of 0.53% for Class I or Class II agreed to by the Adviser and Sub-Adviser.

6 | June 30, 2021

Morningstar ETF Asset Allocation Series
Performance Overview (continued)	June 30, 2021 (Unaudited)

ALPS Portfolio Solutions Distributor, Inc. (the “Distributor”) is the distributor for the Portfolios. The Distributor is not affiliated with the Sub-Adviser.

Morningstar Investment Management LLC (“Morningstar”) utilizes asset allocation models they have developed to allocate each Portfolio’s assets among the underlying exchange-traded funds (“ETFs”). Morningstar starts the investment process by scouring the globe for opportunities. Instead of tracking closely to an index-defined universe, Morningstar looks broadly, investigating asset classes, sub-asset classes, sectors, and securities in markets around the world. Morningstar applies a valuation analysis supported by in-depth fundamental research to find opportunities that are believed to be attractively priced. Morningstar prefers to invest in ideas that go against the market consensus because the only way to outperform is to be different from what the market has already included in the stock price. Morningstar also looks closely at each asset class’ risk, which can be complex, multifaceted, and vary over time. Morningstar believes that one of the best ways to control for risk is to buy fundamentally strong assets that appear to be underpriced. In-depth valuation analysis and contrarian indicators are the key ways Morningstar generates investment ideas. As valuation-driven investors, Morningstar primarily focuses on price changes relative to fair value through time. Given that markets are dynamic, Morningstar reassesses the portfolio given the changes in investment ideas, aggregate risks, and portfolio exposures. This iterative process reconsiders the opportunity set, with a constant eye on fundamental diversification and portfolio allocations.

MORNINGSTAR ETF ASSET ALLOCATION SERIES STRATEGIC ALLOCATION SUMMARY*

*	As of June 30, 2021.

The table below shows there were no changes in the strategic allocations provided by Morningstar’s proprietary asset allocation methodology for the period ended June 30, 2021. Portfolio holdings are influenced by the strategic allocations, but actual investment percentages in each category may vary from time to time. See each Portfolio’s Schedule of Investments on the following pages for actual holdings allocations as of June 30, 2021.

	Conservative as of		Income & Growth as of		Balanced as of		Growth as of		Aggressive Growth as of
Asset Classes	6/30/2021	12/31/2020	6/30/2021	12/31/2020	6/30/2021	12/31/2020	6/30/2021	12/31/2020	6/30/2021	12/31/2020
U.S. Equity	12.0%	12.0%	24.5%	24.5%	36.0%	36.0%	47.5%	47.5%	57.5%	57.5%
Non-U.S. Equity	8.0%	8.0%	15.5%	15.5%	24.0%	24.0%	32.5%	32.5%	37.5%	37.5%
U.S. Bonds	70.5%	70.5%	54.0%	54.0%	35.0%	35.0%	20.0%	20.0%	5.0%	5.0%
Non-U.S. Bonds	7.5%	7.5%	4.0%	4.0%	3.0%	3.0%	0.0%	0.0%	0.0%	0.0%
Cash Equivalents	2.0%	2.0%	2.0%	2.0%	2.0%	2.0%	0.0%	0.0%	0.0%	0.0%

Each Portfolio allocates investments among multiple ETF asset classes including: U.S. equity, fixed income, real estate, and international ETFs. Asset allocation does not assure a profit or protect against down markets. Equity securities are subject to investment risk, including possible loss of principal amount invested. The stocks of smaller companies are subject to above-average market-price fluctuations. There are specific risks associated with international investing, such as currency fluctuations, foreign taxation, differences in financial reporting practices, and rapid changes in political and economic conditions. Real estate investments are subject to specific risks, such as risks related to general and local economic conditions and risks related to individual properties. Fixed income securities are subject to interest rate risk, prepayment risk, and market risk.

The Morningstar ETF Allocation Series Portfolios are not ETFs; instead, they consist of five risk-based asset allocation portfolios that invest in underlying ETFs, which are typically open-end investment companies or unit investment trusts.

7 | June 30, 2021

Morningstar ETF Asset Allocation Series
Performance Overview (continued)	June 30, 2021 (Unaudited)

Conservative – Asset Class Allocation#

(as a percentage of net assets)

Balanced – Asset Class Allocation#

(as a percentage of net assets)

Aggressive Growth – Asset Class Allocation#

(as a percentage of net assets)

Income & Growth – Asset Class Allocation#

(as a percentage of net assets)

Growth – Asset Class Allocation#

(as a percentage of net assets)

#	Portfolio asset classifications used in this chart are employed by one or more widely recognized market indexes or ratings group indexes, and/or are defined by Portfolio management. These classifications have been applied to the securities owned by the underlying ETFs held by each Portfolio as of June 30, 2021 and these underlying securities holdings are shown as a percentage of total Portfolio market value. These asset classifications are unaudited and do not reflect the legal status of any of the investments or companies in which the underlying ETF has invested. Holdings are subject to change and may not reflect the current or future position of the Portfolio.

*	Cash position shown includes all amounts related to pending purchases and sales of investment securities as of June 30, 2021. Holdings are subject to change and do not reflect the current or future position of the Portfolio.

8 | June 30, 2021

Morningstar Conservative ETF Asset Allocation Portfolio
Schedule of Investments	As of June 30, 2021 (Unaudited)

Security Description	Shares	Value
Exchange Traded Funds - 99.24%
iShares - 12.13%
iShares® Broad USD High Yield Corporate Bond ETF	49,395	$2,060,759
iShares® Core S&P 500® ETF	2,227	957,432
iShares® Core S&P® Mid-Cap ETF	2,100	564,333
iShares® JP Morgan USD Emerging Markets Bond ETF	8,314	934,993

Total iShares		4,517,517

Other - 87.11%
Schwab Fundamental Emerging Markets Large Company Index ETF	11,697	377,228
Schwab Fundamental International Large Company Index ETF	33,237	1,106,127
Schwab US TIPS ETF	32,652	2,041,077
VanEck Vectors® J.P. Morgan EM Local Currency Bond ETF	23,479	736,771
Vanguard® FTSE Developed Markets ETF	25,221	1,299,386
Vanguard® FTSE Emerging Markets ETF	7,022	381,365
Vanguard® Intermediate-Term Corporate Bond ETF	23,550	2,238,898
Vanguard® Intermediate-Term Government Bond ETF	32,813	2,225,050
Vanguard® Long-Term Bond ETF	14,450	1,488,783
Vanguard® Mortgage-Backed Securities ETF	48,710	2,599,653
Vanguard® Short-Term Bond ETF	79,307	6,515,863
Vanguard® Total Bond Market ETF	99,886	8,579,209
Vanguard® Total Stock Market ETF	10,240	2,281,677
Vanguard® Value ETF	4,054	557,263

Total Other		32,428,350

Total Exchange Traded Funds
(Cost $34,500,244)		36,945,867

	7-Day
Security Description	Yield	Shares	Value
Short-Term Investments -0.99%
State Street Institutional Treasury Plus Money Market Fund	0.010%	368,637	$368,637

Total Short-Term Investments
(Cost $368,637)			368,637

Total Investments -100.23%
(Total cost $34,868,881)			37,314,504

Liabilities in Excess of Other Assets - (0.23)%			(86,224)

Net Assets - 100.00%			$37,228,280

See Notes to Financial Statements.

9 | June 30, 2021

Morningstar Income and Growth ETF Asset Allocation Portfolio
Schedule of Investments	As of June 30, 2021 (Unaudited)

Security Description	Shares	Value
Exchange Traded Funds - 98.86%
iShares - 16.61%
iShares® Broad USD High Yield Corporate Bond ETF	74,532	$3,109,475
iShares® Core S&P 500® ETF	7,599	3,266,962
iShares® Core S&P® Mid-Cap ETF	11,773	3,163,759
iShares® JP Morgan USD Emerging Markets Bond ETF	5,965	670,824
iShares® MSCI EAFE Small-Cap ETF	9,870	731,959
iShares® MSCI United Kingdom ETF	22,323	729,962

Total iShares		11,672,941

Other - 82.25%
JPMorgan BetaBuilders Japan ETF	18,267	1,031,903
Schwab Fundamental Emerging Markets Large Company Index ETF	34,448	1,110,948
Schwab Fundamental International Large Company Index ETF	93,788	3,121,265
Schwab US TIPS ETF	49,669	3,104,809
VanEck Vectors® J.P. Morgan EM Local Currency Bond ETF	31,655	993,334
Vanguard® Energy ETF	10,408	789,863
Vanguard® Financials ETF	8,120	734,454
Vanguard® FTSE Developed Markets ETF	74,602	3,843,495
Vanguard® FTSE Emerging Markets ETF	25,809	1,401,687
Vanguard® Intermediate-Term Corporate Bond ETF	36,320	3,452,942
Vanguard® Intermediate-Term Government Bond ETF	39,992	2,711,858
Vanguard® Long-Term Bond ETF	20,400	2,101,812
Vanguard® Mortgage-Backed Securities ETF	31,466	1,679,340
Vanguard® Short-Term Bond ETF	83,812	6,885,994
Vanguard® Small-Cap Value ETF	4,300	746,738
Vanguard® Total Bond Market ETF	188,116	16,157,283
Vanguard® Total Stock Market ETF	27,532	6,134,680
Vanguard® Value ETF	12,900	1,773,234

Total Other		57,775,639

Total Exchange Traded Funds
(Cost $60,088,976)		69,448,580

	7-Day
Security Description	Yield	Shares	Value
Short-Term Investments - 1.23%
State Street Institutional Treasury Plus Money Market Fund	0.010%	862,990	$862,990

Total Short-Term Investments
(Cost $862,990)			862,990

Total Investments -100.09%
(Total cost $60,951,966)			70,311,570

Liabilities in Excess of Other Assets - (0.09)%			(65,278)

Net Assets - 100.00%			$70,246,292

See Notes to Financial Statements.

10 | June 30, 2021

Morningstar Balanced ETF Asset Allocation Portfolio
Schedule of Investments	As of June 30, 2021 (Unaudited)

Security Description	Shares	Value
Exchange Traded Funds - 98.95%
iShares - 24.65%
iShares® Broad USD High Yield Corporate Bond ETF	152,203	$6,349,909
iShares® Core S&P 500® ETF	41,840	17,987,853
iShares® Core S&P® Mid-Cap ETF	43,653	11,730,871
iShares® JP Morgan USD Emerging Markets Bond ETF	15,681	1,763,485
iShares® MSCI EAFE Small-Cap ETF	51,890	3,848,163
iShares® MSCI Germany ETF	56,150	1,942,790
iShares® MSCI United Kingdom ETF	90,659	2,964,549

Total iShares		46,587,620

Other - 74.30%
JPMorgan BetaBuilders Japan ETF	63,980	3,614,230
Schwab Fundamental Emerging Markets Large Company Index ETF	124,442	4,013,254
Schwab Fundamental International Large Company Index ETF	401,784	13,371,371
Schwab US TIPS ETF	57,470	3,592,450
VanEck Vectors® J.P. Morgan EM Local Currency Bond ETF	54,705	1,716,643
Vanguard® Energy ETF	56,733	4,305,467
Vanguard® Financials ETF	47,740	4,318,083
Vanguard® FTSE Developed Markets ETF	262,320	13,514,726
Vanguard® FTSE Emerging Markets ETF	101,684	5,522,458
Vanguard® Intermediate-Term Corporate Bond ETF	55,670	5,292,547
Vanguard® Intermediate-Term Government Bond ETF	90,538	6,139,382
Vanguard® Long-Term Bond ETF	33,590	3,460,778
Vanguard® Mortgage-Backed Securities ETF	33,049	1,763,825
Vanguard® Short-Term Bond ETF	43,188	3,548,326
Vanguard® Small-Cap ETF	8,880	2,000,486
Vanguard® Small-Cap Value ETF	12,183	2,115,700
Vanguard® Total Bond Market ETF	409,257	35,151,084
Vanguard® Total Stock Market ETF	89,080	19,848,806
Vanguard® Value ETF	51,769	7,116,167

Total Other		140,405,783

Total Exchange Traded Funds
(Cost $150,792,184)		186,993,403

	7-Day
Security Description	Yield	Shares	Value
Short-Term Investments - 1.19%
State Street Institutional Treasury Plus Money Market Fund	0.010%	2,239,962	$2,239,962

Total Short-Term Investments
(Cost $2,239,962)			2,239,962

Total Investments -100.14%
(Total cost $153,032,146)			189,233,365

Liabilities in Excess of Other Assets -(0.14)%			(263,137)

Net Assets - 100.00%			$188,970,228

See Notes to Financial Statements.

11 | June 30, 2021

Morningstar Growth ETF Asset Allocation Portfolio
Schedule of Investments	As of June 30, 2021 (Unaudited)

Security Description	Shares	Value
Exchange Traded Funds - 100.17%
iShares - 27.38%
iShares® Broad USD High Yield Corporate Bond ETF	85,700	$3,575,404
iShares® Core S&P 500® ETF	67,224	28,900,942
iShares® Core S&P® Mid-Cap ETF	71,215	19,137,607
iShares® MSCI EAFE Small-Cap ETF	85,170	6,316,207
iShares® MSCI Germany ETF	147,557	5,105,473
iShares® MSCI United Kingdom ETF	198,480	6,490,296

Total iShares		69,525,929

Other - 72.79%
JPMorgan BetaBuilders Japan ETF	125,907	7,112,486
Schwab Fundamental Emerging Markets Large Company Index ETF	203,100	6,549,975
Schwab Fundamental International Large Company Index ETF	603,762	20,093,199
Vanguard® Energy ETF	87,816	6,664,356
Vanguard® Financials ETF	73,340	6,633,603
Vanguard® FTSE Developed Markets ETF	515,266	26,546,504
Vanguard® FTSE Emerging Markets ETF	154,460	8,388,723
Vanguard® Intermediate-Term Corporate Bond ETF	24,370	2,316,856
Vanguard® Intermediate-Term Government Bond ETF	67,953	4,607,893
Vanguard® Short-Term Bond ETF	28,372	2,331,044
Vanguard® Small-Cap ETF	23,331	5,256,008
Vanguard® Small-Cap Value ETF	16,005	2,779,428
Vanguard® Total Bond Market ETF	418,368	35,933,628
Vanguard® Total Stock Market ETF	170,494	37,989,473
Vanguard® Value ETF	84,886	11,668,430

Total Other		184,871,606

Total Exchange Traded Funds
(Cost $193,991,887)		254,397,535

	7-Day
Security Description	Yield	Shares	Value
Short-Term Investments - 0.12%
State Street Institutional Treasury Plus Money Market Fund	0.010%	290,750	$290,750

Total Short-Term Investments
(Cost $290,750)			290,750

Total Investments -100.29%
(Total cost $194,282,637)			254,688,285

Liabilities in Excess of Other Assets - (0.29)%			(727,780)

Net Assets - 100.00%			$253,960,505

See Notes to Financial Statements.

12 | June 30, 2021

Morningstar Aggressive Growth ETF Asset Allocation Portfolio
Schedule of Investments	As of June 30, 2021 (Unaudited)

Security Description	Shares	Value
Exchange Traded Funds - 99.91%
iShares - 29.48%
iShares® Core S&P 500® ETF	41,176	$17,702,386
iShares® Core S&P® Mid-Cap ETF	45,894	12,333,095
iShares® MSCI EAFE Small- Cap ETF	57,280	4,247,885
iShares® MSCI Germany ETF	103,340	3,575,564
iShares® MSCI United Kingdom ETF	154,909	5,065,524

Total iShares		42,924,454

Other - 70.43%
JPMorgan BetaBuilders Japan ETF	87,787	4,959,087
Schwab Fundamental Emerging Markets Large Company Index ETF	182,756	5,893,881
Schwab Fundamental International Large Company Index ETF	430,710	14,334,029
Vanguard® Energy ETF	58,629	4,449,355
Vanguard® Financials ETF	56,880	5,144,796
Vanguard® FTSE Developed Markets ETF	335,213	17,270,174
Vanguard® FTSE Emerging Markets ETF	78,912	4,285,711
Vanguard® Small-Cap ETF	19,388	4,367,728
Vanguard® Small-Cap Value ETF	12,953	2,249,418
Vanguard® Total Bond Market ETF	83,652	7,184,870
Vanguard® Total Stock Market ETF	109,679	24,438,675
Vanguard® Value ETF	57,959	7,967,044

Total Other		102,544,768

Total Exchange Traded Funds
(Cost $107,923,020)		145,469,222

	7-Day
Security Description	Yield	Shares	Value
Short-Term Investments - 0.16%
State Street Institutional Treasury Plus Money Market Fund	0.010%	229,553	$229,553

Total Short-Term Investments
(Cost $229,553)			229,553

Total Investments - 100.07%
(Total cost $108,152,573)			145,698,775

Liabilities in Excess of Other Assets - (0.07)%			(99,542)

Net Assets - 100.00%			$145,599,233

See Notes to Financial Statements.

13 | June 30, 2021

Morningstar ETF Asset Allocation Series
Statements of Assets and Liabilities	As of June 30, 2021 (Unaudited)

	Morningstar Conservative ETF Asset Allocation Portfolio	Morningstar Income and Growth ETF Asset Allocation Portfolio	Morningstar Balanced ETF Asset Allocation Portfolio Allocation Portfolio	Morningstar ETF Asset Allocation Portfolio	Morningstar Growth Aggressive Growth ETF Asset
ASSETS:

Investments, at value	$37,314,504	$70,311,570	$189,233,365	$254,688,285	$145,698,775
Receivable for shares sold	1,872	5,237	14,477	79,173	11,762
Dividends receivable	–	6	14	–	–
Other assets	1,553	2,824	7,794	10,431	6,007
Total Assets	37,317,929	70,319,637	189,255,650	254,777,889	145,716,544

LIABILITIES:

Payable for shares redeemed	47,776	7,258	136,546	631,134	10,044
Payable to advisor	9,972	24,153	70,483	94,905	52,918
Payable for distribution and service fees	6,679	13,026	32,058	29,160	11,488
Payable for audit fees	10,769	10,776	10,796	10,805	10,782
Payable for trustees' fees	61	97	246	323	180
Accrued expenses and other liabilities	14,392	18,035	35,293	51,057	31,899
Total Liabilities	89,649	73,345	285,422	817,384	117,311
Net Assets	$37,228,280	$70,246,292	$188,970,228	$253,960,505	$145,599,233

NET ASSETS CONSIST OF:

Paid-in capital	$33,056,431	$56,785,258	$141,928,657	$178,761,555	$100,487,495
Total distributable earnings	4,171,849	13,461,034	47,041,571	75,198,950	45,111,738
Net Assets	$37,228,280	$70,246,292	$188,970,228	$253,960,505	$145,599,233

Investments, at Cost	$34,868,881	$60,951,966	$153,032,146	$194,282,637	$108,152,573

PRICING OF SHARES:

Class I:
Net Assets	$4,781,575	$6,808,514	$33,942,794	$113,030,338	$90,079,379
Shares of beneficial interest outstanding	403,417	624,703	2,821,003	8,676,529	6,010,600
Net assets value, offering and redemption price per share	$11.85	$10.90	$12.03	$13.03	$14.99

Class II:
Net Assets	$32,446,705	$63,437,778	$155,027,434	$140,930,167	$55,519,854
Shares of beneficial interest outstanding	2,753,814	5,488,549	12,738,418	11,049,055	3,750,729
Net assets value, offering and redemption price per share	$11.78	$11.56	$12.17	$12.75	$14.80

See Notes to Financial Statements.

14 | June 30, 2021

Morningstar ETF Asset Allocation Series
Statements of Operations	For the Six Months Ended June 30, 2021 (Unaudited)

	Morningstar Conservative ETF Asset Allocation Portfolio	Morningstar Income and Growth ETF Asset Allocation Portfolio	Morningstar Balanced ETF Asset Allocation Portfolio	Morningstar Growth ETF Asset Allocation Portfolio	Morningstar Aggressive Growth ETF Asset Allocation Portfolio

INVESTMENT INCOME:
Dividends	$325,409	$602,640	$1,641,682	$2,115,435	$1,203,058
Total Investment Income	325,409	602,640	1,641,682	2,115,435	1,203,058

EXPENSES:
Investment advisor fee	83,843	154,820	413,113	550,020	312,150
Recoupment of previously waived fees	–	–	1,160	2,996	–
12b-1 fees:
Class II	41,027	77,818	189,811	170,946	68,243
Custodian fees	6,146	2,747	4,632	9,111	5,115
Administration fees	4,078	4,078	4,078	4,078	4,078
Legal fees	2,178	3,872	9,924	13,135	7,325
Audit fees	8,805	8,812	8,832	8,842	8,819
Trustees' fees and expenses	5,511	9,751	24,846	32,813	18,246
Report to shareholder fees	1,551	2,767	6,763	11,134	7,527
Other expenses	6,143	7,950	13,685	16,418	10,572
Total expenses before waiver/reimbursements	159,282	272,615	676,844	819,493	442,075
Less fees waived/reimbursed by investment advisor
Class I	(2,338)	(1,177)	(1)	–	(3,467)
Class II	(17,151)	(11,152)	(72)	–	(2,187)
Total Net Expenses	139,793	260,286	676,771	819,493	436,421
Net Investment Income	185,616	342,354	964,911	1,295,942	766,637

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain on investments	581,041	1,149,851	1,477,598	2,433,954	2,467,055
Net change in unrealized appreciation/(depreciation) on investments	(151,678)	1,846,965	12,275,809	22,461,745	14,976,599
Net Realized and Unrealized Gain on Investments	429,363	2,996,816	13,753,407	24,895,699	17,443,654
Net Increase in Net Assets Resulting from Operations	$614,979	$3,339,170	$14,718,318	$26,191,641	$18,210,291

See Notes to Financial Statements.

15 | June 30, 2021

Morningstar Conservative ETF Asset Allocation Portfolio
Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2021 (Unaudited)	For the Year Ended December 31, 2020

OPERATIONS:

Net investment income	$185,616	$524,012
Net realized gain	581,041	675,242
Long-term capital gain distributions from other investment companies	–	58,845
Net change in unrealized appreciation/(depreciation)	(151,678)	1,218,494
Net increase in net assets resulting from operations	614,979	2,476,593

DISTRIBUTIONS TO SHAREHOLDERS:

From distributable earnings
Class I	–	(102,256)
Class II	–	(757,895)
Total distributions	–	(860,151)

SHARE TRANSACTIONS:
Class I
Proceeds from sale of shares	742,156	645,876
Issued to shareholders in reinvestment of distributions	–	102,256
Cost of shares redeemed	(376,046)	(954,884)
Net increase/(decrease) from share transactions	366,110	(206,752)
Class II
Proceeds from sale of shares	4,001,897	18,818,243
Issued to shareholders in reinvestment of distributions	–	757,895
Cost of shares redeemed	(5,324,554)	(18,123,816)
Net increase/(decrease) from share transactions	(1,322,657)	1,452,322

Net increase/(decrease) in net assets	(341,568)	2,862,012

NET ASSETS:

Beginning of period	37,569,848	34,707,836
End of period	$37,228,280	$37,569,848

OTHER INFORMATION - SHARES:

Class I
Sold	63,314	57,004
Reinvested	–	8,846
Redeemed	(32,057)	(83,933)
Net increase/(decrease) in shares outstanding	31,257	(18,083)

Class II
Sold	344,902	1,688,966
Reinvested	–	65,846
Redeemed	(458,292)	(1,614,343)
Net increase/(decrease) in shares outstanding	(113,390)	140,469

See Notes to Financial Statements.

16 | June 30, 2021

Morningstar Income and Growth ETF Asset Allocation Portfolio
Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2021 (Unaudited)	For the Year Ended December 31, 2020

OPERATIONS:

Net investment income	$342,354	$982,032
Net realized gain	1,149,851	1,880,698
Long-term capital gain distributions from other investment companies	–	80,152
Net change in unrealized appreciation	1,846,965	2,356,915
Net increase in net assets resulting from operations	3,339,170	5,299,797

DISTRIBUTIONS TO SHAREHOLDERS:

From distributable earnings
Class I	–	(222,482)
Class II	–	(1,973,856)
Total distributions	–	(2,196,338)

SHARE TRANSACTIONS:
Class I
Proceeds from sale of shares	554,012	909,590
Issued to shareholders in reinvestment of distributions	–	222,482
Cost of shares redeemed	(404,838)	(720,943)
Net increase from share transactions	149,174	411,129
Class II
Proceeds from sale of shares	2,861,379	5,688,539
Issued to shareholders in reinvestment of distributions	–	1,973,856
Cost of shares redeemed	(5,403,386)	(13,855,660)
Net decrease from share transactions	(2,542,007)	(6,193,265)

Net increase/(decrease) in net assets	946,337	(2,678,677)

NET ASSETS:

Beginning of period	69,299,955	71,978,632
End of period	$70,246,292	$69,299,955

OTHER INFORMATION - SHARES:

Class I
Sold	52,209	92,241
Reinvested	–	21,663
Redeemed	(37,870)	(73,110)
Net increase in shares outstanding	14,339	40,794

Class II
Sold	253,288	549,296
Reinvested	–	180,922
Redeemed	(480,177)	(1,338,434)
Net decrease in shares outstanding	(226,889)	(608,216)

See Notes to Financial Statements.

17 | June 30, 2021

Morningstar Balanced ETF Asset Allocation Portfolio
Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2021 (Unaudited)	For the Year Ended December 31, 2020

OPERATIONS:

Net investment income	$964,911	$2,484,027
Net realized gain	1,477,598	6,333,488
Long-term capital gain distributions from other investment companies	–	155,115
Net change in unrealized appreciation	12,275,809	4,756,345
Net increase in net assets resulting from operations	14,718,318	13,728,975

DISTRIBUTIONS TO SHAREHOLDERS:

From distributable earnings
Class I	–	(993,719)
Class II	–	(4,588,072)
Total distributions	–	(5,581,791)

SHARE TRANSACTIONS:
Class I
Proceeds from sale of shares	2,249,255	3,175,861
Issued to shareholders in reinvestment of distributions	–	993,719
Cost of shares redeemed	(1,164,502)	(3,062,996)
Net increase from share transactions	1,084,753	1,106,584
Class II
Proceeds from sale of shares	6,201,911	17,455,053
Issued to shareholders in reinvestment of distributions	–	4,588,072
Cost of shares redeemed	(12,486,735)	(23,575,084)
Net decrease from share transactions	(6,284,824)	(1,531,959)

Net increase in net assets	9,518,247	7,721,809

NET ASSETS:

Beginning of period	179,451,981	171,730,172
End of period	$188,970,228	$179,451,981

OTHER INFORMATION - SHARES:

Class I
Sold	191,688	308,748
Reinvested	–	90,585
Redeemed	(100,461)	(308,932)
Net increase in shares outstanding	91,227	90,401

Class II
Sold	525,516	1,637,954
Reinvested	–	412,968
Redeemed	(1,059,236)	(2,321,293)
Net decrease in shares outstanding	(533,720)	(270,371)

See Notes to Financial Statements.

18 | June 30, 2021

Morningstar Growth ETF Asset Allocation Portfolio
Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2021 (Unaudited)	For the Year Ended December 31, 2020

OPERATIONS:

Net investment income	$1,295,942	$3,291,937
Net realized gain	2,433,954	8,431,282
Long-term capital gain distributions from other investment companies	–	63,520
Net change in unrealized appreciation	22,461,745	8,873,338
Net increase in net assets resulting from operations	26,191,641	20,660,077

DISTRIBUTIONS TO SHAREHOLDERS:

From distributable earnings
Class I	–	(4,679,798)
Class II	–	(5,956,158)
Total distributions	–	(10,635,956)

SHARE TRANSACTIONS:
Class I
Proceeds from sale of shares	3,921,172	7,403,181
Issued to shareholders in reinvestment of distributions	–	4,679,798
Cost of shares redeemed	(4,263,552)	(6,353,295)
Net increase/(decrease) from share transactions	(342,380)	5,729,684
Class II
Proceeds from sale of shares	3,845,228	12,055,432
Issued to shareholders in reinvestment of distributions	–	5,956,158
Cost of shares redeemed	(9,402,918)	(27,271,241)
Net decrease from share transactions	(5,557,690)	(9,259,651)

Net increase in net assets	20,291,571	6,494,154

NET ASSETS:

Beginning of period	233,668,934	227,174,780
End of period	$253,960,505	$233,668,934

OTHER INFORMATION - SHARES:

Class I
Sold	312,393	701,893
Reinvested	–	405,528
Redeemed	(340,652)	(606,866)
Net increase/(decrease) in shares outstanding	(28,259)	500,555

Class II
Sold	312,099	1,165,916
Reinvested	–	526,628
Redeemed	(766,081)	(2,645,497)
Net decrease in shares outstanding	(453,982)	(952,953)

See Notes to Financial Statements.

19 | June 30, 2021

Morningstar Aggressive Growth ETF Asset Allocation Portfolio
Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2021 (Unaudited)	For the Year Ended December 31, 2020

OPERATIONS:

Net investment income	$766,637	$1,800,184
Net realized gain	2,467,055	2,716,921
Long-term capital gain distributions from other investment companies	–	7,466
Net change in unrealized appreciation	14,976,599	7,732,936
Net increase in net assets resulting from operations	18,210,291	12,257,507

DISTRIBUTIONS TO SHAREHOLDERS:

From distributable earnings
Class I	–	(2,734,191)
Class II	–	(1,851,426)
Total distributions	–	(4,585,617)

SHARE TRANSACTIONS:
Class I
Proceeds from sale of shares	4,856,859	8,571,638
Issued to shareholders in reinvestment of distributions	–	2,734,191
Cost of shares redeemed	(2,179,521)	(4,561,933)
Net increase from share transactions	2,677,338	6,743,896
Class II
Proceeds from sale of shares	2,175,780	8,782,518
Issued to shareholders in reinvestment of distributions	–	1,851,426
Cost of shares redeemed	(7,116,970)	(12,163,352)
Net decrease from share transactions	(4,941,190)	(1,529,408)

Net increase in net assets	15,946,439	12,886,378

NET ASSETS:

Beginning of period	129,652,794	116,766,416
End of period	$145,599,233	$129,652,794

OTHER INFORMATION - SHARES:

Class I
Sold	338,791	745,782
Reinvested	–	211,789
Redeemed	(149,710)	(388,591)
Net increase in shares outstanding	189,081	568,980

Class II
Sold	154,993	772,378
Reinvested	–	144,982
Redeemed	(506,088)	(1,058,048)
Net decrease in shares outstanding	(351,095)	(140,688)

See Notes to Financial Statements.

20 | June 30, 2021

Morningstar Conservative ETF Asset Allocation Portfolio – Class I
Financial Highlights

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the years presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	For the Six Months Ended June 30, 2021 (Unaudited)		For the Year Ended December 31, 2020	For the Year Ended December 31, 2019	For the Year Ended December 31, 2018	For the Year Ended December 31, 2017	For the Year Ended December 31, 2016(1)
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of year	$11.65		$11.18	$10.50	$11.16	$10.75	$10.72
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income after waiver/reimbursements(2)	0.07		0.19	0.24	0.25	0.25	0.22
Net realized and unrealized gain/(loss) on investments	0.13		0.56	0.78	(0.48)	0.44	0.30
Total income/(loss) from investment operations	0.20		0.75	1.02	(0.23)	0.69	0.52

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income after waiver/reimbursements	–		(0.22)	(0.25)	(0.27)	(0.23)	(0.20)
From net realized gain	–		(0.06)	(0.09)	(0.16)	(0.05)	(0.29)
Total distributions	–		(0.28)	(0.34)	(0.43)	(0.28)	(0.49)
Net increase/(decrease) in net asset value	0.20		0.47	0.68	(0.66)	0.41	0.03
Net asset value - end of year	$11.85		$11.65	$11.18	$10.50	$11.16	$10.75

Total Return*	1.72	%(3)	6.80%	9.75%	(2.09)%	6.45%	4.88%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000)	$4,782		$4,334	$4,362	$3,891	$3,888	$3,714
Ratios to average net assets:
Total expenses before waiver/reimbursements	0.63	%(4)	0.62%	0.62%	0.59%	0.57%	0.58%
Net expenses after waiver/reimbursements	0.53	%(4)	0.53%	0.53%	0.53%	0.53%	0.53%
Net investment income after waiver/reimbursements	1.22	%(4)	1.65%	2.17%	2.24%	2.27%	1.97%
Portfolio turnover rate	9	%(3)	73%	17%	47%	35%	55%

*	Assumes reinvestment of any dividends and distributions. The performance does not include the fees and expenses incurred by investing through a separate account or qualified plan and does not reflect the variable annuity or life insurance contract charges. If they did the Portfolio’s performance would be lower.
(1)	Prior to April 30, 2016, the Morningstar Conservative ETF Asset Allocation Portfolio was known as Ibbotson Conservative ETF Asset Allocation Portfolio.
(2)	Per share numbers have been calculated using the average shares method.
(3)	Not annualized.
(4)	Annualized.

See Notes to Financial Statements.

21 | June 30, 2021

Morningstar Conservative ETF Asset Allocation Portfolio – Class II
Financial Highlights

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the years presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	For the Six Months Ended June 30, 2021 (Unaudited)		For the Year Ended December 31, 2020	For the Year Ended December 31, 2019	For the Year Ended December 31, 2018	For the Year Ended December 31, 2017	For the Year Ended December 31, 2016(1)
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of year	$11.59		$11.13	$10.45	$11.11	$10.70	$10.67
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income after waiver/reimbursements(2)	0.06		0.16	0.21	0.22	0.22	0.18
Net realized and unrealized gain/(loss) on investments	0.13		0.56	0.78	(0.48)	0.44	0.31
Total income/(loss) from investment operations	0.19		0.72	0.99	(0.26)	0.66	0.49

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income after waiver/reimbursements	–		(0.20)	(0.22)	(0.24)	(0.20)	(0.17)
From net realized gain	–		(0.06)	(0.09)	(0.16)	(0.05)	(0.29)
Total distributions	–		(0.26)	(0.31)	(0.40)	(0.25)	(0.46)
Net increase/(decrease) in net asset value	0.19		0.46	0.68	(0.66)	0.41	0.03
Net asset value - end of year	$11.78		$11.59	$11.13	$10.45	$11.11	$10.70

Total Return*	1.64	%(3)	6.49%	9.53%	(2.37)%	6.20%	4.61%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000)	$32,447		$33,236	$30,346	$29,536	$31,368	$31,705
Ratios to average net assets:
Total expenses before waiver/reimbursements	0.88	%(4)	0.87%	0.87%	0.84%	0.82%	0.83%
Net expenses after waiver/reimbursements	0.78	%(4)	0.78%	0.78%	0.78%	0.78%	0.78%
Net investment income after waiver/reimbursements	0.97	%(4)	1.42%	1.90%	1.98%	2.00%	1.66%
Portfolio turnover rate	9	%(3)	73%	17%	47%	35%	55%

*	Assumes reinvestment of any dividends and distributions. The performance does not include the fees and expenses incurred by investing through a separate account or qualified plan and does not reflect the variable annuity or life insurance contract charges. If they did the Portfolio’s performance would be lower.
(1)	Prior to April 30, 2016, the Morningstar Conservative ETF Asset Allocation Portfolio was known as Ibbotson Conservative ETF Asset Allocation Portfolio.
(2)	Per share numbers have been calculated using the average shares method.
(3)	Not annualized.
(4)	Annualized.

See Notes to Financial Statements.

22 | June 30, 2021

Morningstar Income and Growth ETF Asset Allocation Portfolio – Class I
Financial Highlights

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the years presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	For the Six Months Ended June 30, 2021 (Unaudited)		For the Year Ended December 31, 2020	For the Year Ended December 31, 2019	For the Year Ended December 31, 2018	For the Year Ended December 31, 2017	For the Year Ended December 31, 2016(1)
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of year	$10.38		$9.90	$9.19	$10.26	$10.00	$10.12
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income after waiver/reimbursements(2)	0.07		0.17	0.22	0.22	0.23	0.20
Net realized and unrealized gain/(loss) on investments	0.45		0.69	0.99	(0.63)	0.78	0.49
Total income/(loss) from investment operations	0.52		0.86	1.21	(0.41)	1.01	0.69

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income after waiver/reimbursements	–		(0.25)	(0.25)	(0.25)	(0.23)	(0.23)
From net realized gain	–		(0.13)	(0.25)	(0.41)	(0.52)	(0.58)
Total distributions	–		(0.38)	(0.50)	(0.66)	(0.75)	(0.81)
Net increase/(decrease) in net asset value	0.52		0.48	0.71	(1.07)	0.26	(0.12)
Net asset value - end of year	$10.90		$10.38	$9.90	$9.19	$10.26	$10.00

Total Return*	5.01	%(3)	8.73%	13.19%	(3.99)%	10.12%	6.73%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000)	$6,809		$6,333	$5,640	$5,126	$5,385	$4,712
Ratios to average net assets:
Total expenses before waiver/reimbursements	0.57	%(4)	0.57%	0.56%	0.54%	0.54%	0.54%
Net expenses after waiver/reimbursements	0.53	%(4)	0.53%	0.53%	0.53%	0.53%	0.53%
Net investment income after waiver/reimbursements	1.23	%(4)	1.72%	2.19%	2.18%	2.16%	1.92%
Portfolio turnover rate	6	%(3)	47%	10%	35%	34%	40%

*	Assumes reinvestment of any dividends and distributions. The performance does not include the fees and expenses incurred by investing through a separate account or qualified plan and does not reflect the variable annuity or life insurance contract charges. If they did the Portfolio’s performance would be lower.
(1)	Prior to April 30, 2016, the Morningstar Income and Growth ETF Asset Allocation Portfolio was known as Ibbotson Income and Growth ETF Asset Allocation Portfolio.
(2)	Per share numbers have been calculated using the average shares method.
(3)	Not annualized.
(4)	Annualized.

See Notes to Financial Statements.

23 | June 30, 2021

Morningstar Income and Growth ETF Asset Allocation Portfolio – Class II
Financial Highlights

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the years presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	For the Six Months Ended June 30, 2021 (Unaudited)		For the Year Ended December 31, 2020	For the Year Ended December 31, 2019	For the Year Ended December 31, 2018	For the Year Ended December 31, 2017	For the Year Ended December 31, 2016(1)
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of year	$11.02		$10.49	$9.71	$10.80	$10.48	$10.57
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income after waiver/reimbursements(2)	0.05		0.15	0.20	0.20	0.21	0.18
Net realized and unrealized gain/(loss) on investments	0.49		0.73	1.05	(0.66)	0.83	0.50
Total income/(loss) from investment operations	0.54		0.88	1.25	(0.46)	1.04	0.68

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income after waiver/reimbursements	–		(0.22)	(0.22)	(0.22)	(0.20)	(0.19)
From net realized gain	–		(0.13)	(0.25)	(0.41)	(0.52)	(0.58)
Total distributions	–		(0.35)	(0.47)	(0.63)	(0.72)	(0.77)
Net increase/(decrease) in net asset value	0.54		0.53	0.78	(1.09)	0.32	(0.09)
Net asset value - end of year	$11.56		$11.02	$10.49	$9.71	$10.80	$10.48

Total Return*	4.90	%(3)	8.43%	12.90%	(4.25)%	9.94%	6.37%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000)	$63,438		$62,967	$66,339	$64,962	$75,371	$77,704
Ratios to average net assets:
Total expenses before waiver/reimbursements	0.82	%(4)	0.81%	0.81%	0.79%	0.79%	0.79%
Net expenses after waiver/reimbursements	0.78	%(4)	0.78%	0.78%	0.78%	0.78%	0.78%
Net investment income after waiver/reimbursements	0.97	%(4)	1.42%	1.93%	1.90%	1.88%	1.63%
Portfolio turnover rate	6	%(3)	47%	10%	35%	34%	40%

*	Assumes reinvestment of any dividends and distributions. The performance does not include the fees and expenses incurred by investing through a separate account or qualified plan and does not reflect the variable annuity or life insurance contract charges. If they did the Portfolio’s performance would be lower.
(1)	Prior to April 30, 2016, the Morningstar Income and Growth ETF Asset Allocation Portfolio was known as Ibbotson Income and Growth ETF Asset Allocation Portfolio.
(2)	Per share numbers have been calculated using the average shares method.
(3)	Not annualized.
(4)	Annualized.

See Notes to Financial Statements.

24 | June 30, 2021

Morningstar Balanced ETF Asset Allocation Portfolio – Class I
Financial Highlights

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the years presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	For the Six Months Ended June 30, 2021 (Unaudited)		For the Year Ended December 31, 2020	For the Year Ended December 31, 2019	For the Year Ended December 31, 2018	For the Year Ended December 31, 2017	For the Year Ended December 31, 2016(1)
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of year	$11.10		$10.50	$9.41	$11.29	$10.78	$10.64
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income after waiver/reimbursements(2)	0.07		0.18	0.23	0.23	0.24	0.21
Net realized and unrealized gain/(loss) on investments	0.86		0.80	1.32	(0.89)	1.22	0.72
Total income/(loss) from investment operations	0.93		0.98	1.55	(0.66)	1.46	0.93

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income after waiver/reimbursements	–		(0.24)	(0.25)	(0.25)	(0.22)	(0.23)
From net realized gain	–		(0.14)	(0.21)	(0.97)	(0.73)	(0.56)
Total distributions	–		(0.38)	(0.46)	(1.22)	(0.95)	(0.79)
Net increase/(decrease) in net asset value	0.93		0.60	1.09	(1.88)	0.51	0.14
Net asset value - end of year	$12.03		$11.10	$10.50	$9.41	$11.29	$10.78

Total Return*	8.38	%(3)	9.41%	16.57%	(6.02)%	13.65%	8.69%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000)	$33,943		$30,293	$27,725	$24,962	$26,516	$22,388
Ratios to average net assets:
Total expenses before waiver/reimbursements	0.53	%(4)	0.53%	0.53%	0.52%	0.51%	0.52%
Net expenses after waiver/reimbursements	0.53	%(4)	0.53%	0.53%	0.52%	0.51%	0.52%
Net investment income after waiver/reimbursements	1.27	%(4)	1.76%	2.23%	2.09%	2.06%	1.86%
Portfolio turnover rate	6	%(3)	53%	7%	23%	38%	34%

*	Assumes reinvestment of any dividends and distributions. The performance does not include the fees and expenses incurred by investing through a separate account or qualified plan and does not reflect the variable annuity or life insurance contract charges. If they did the Portfolio’s performance would be lower.
(1)	Prior to April 30, 2016, the Morningstar Balanced ETF Asset Allocation Portfolio was known as Ibbotson Balanced ETF Asset Allocation Portfolio.
(2)	Per share numbers have been calculated using the average shares method.
(3)	Not annualized.
(4)	Annualized.

See Notes to Financial Statements.

25 | June 30, 2021

Morningstar Balanced ETF Asset Allocation Portfolio – Class II
Financial Highlights

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the years presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	For the Six Months Ended June 30, 2021 (Unaudited)		For the Year Ended December 31, 2020	For the Year Ended December 31, 2019	For the Year Ended December 31, 2018	For the Year Ended December 31, 2017	For the Year Ended December 31, 2016(1)
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of year	$11.24		$10.63	$9.52	$11.40	$10.88	$10.72
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income after waiver/reimbursements(2)	0.06		0.16	0.20	0.20	0.21	0.17
Net realized and unrealized gain/(loss) on investments	0.87		0.81	1.33	(0.89)	1.23	0.74
Total income/(loss) from investment operations	0.93		0.97	1.53	(0.69)	1.44	0.91

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income after waiver/reimbursements	–		(0.22)	(0.21)	(0.22)	(0.19)	(0.19)
From net realized gain	–		(0.14)	(0.21)	(0.97)	(0.73)	(0.56)
Total distributions	–		(0.36)	(0.42)	(1.19)	(0.92)	(0.75)
Net increase/(decrease) in net asset value	0.93		0.61	1.11	(1.88)	0.52	0.16
Net asset value - end of year	$12.17		$11.24	$10.63	$9.52	$11.40	$10.88

Total Return*	8.27	%(3)	9.12%	16.26%	(6.23)%	13.33%	8.48%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000)	$155,027		$149,159	$144,005	$141,770	$168,957	$164,720
Ratios to average net assets:
Total expenses before waiver/reimbursements	0.78	%(4)	0.78%	0.78%	0.77%	0.76%	0.77%
Net expenses after waiver/reimbursements	0.78	%(4)	0.78%	0.78%	0.77%	0.76%	0.77%
Net investment income after waiver/reimbursements	1.00	%(4)	1.50%	1.96%	1.82%	1.78%	1.56%
Portfolio turnover rate	6	%(3)	53%	7%	23%	38%	34%

*	Assumes reinvestment of any dividends and distributions. The performance does not include the fees and expenses incurred by investing through a separate account or qualified plan and does not reflect the variable annuity or life insurance contract charges. If they did the Portfolio’s performance would be lower.
(1)	Prior to April 30, 2016, the Morningstar Balanced ETF Asset Allocation Portfolio was known as Ibbotson Balanced ETF Asset Allocation Portfolio.
(2)	Per share numbers have been calculated using the average shares method.
(3)	Not annualized.
(4)	Annualized.

See Notes to Financial Statements.

26 | June 30, 2021

Morningstar Growth ETF Asset Allocation Portfolio – Class I
Financial Highlights

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the years presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	For the Six Months Ended June 30, 2021 (Unaudited)		For the Year Ended December 31, 2020	For the Year Ended December 31, 2019	For the Year Ended December 31, 2018	For the Year Ended December 31, 2017	For the Year Ended December 31, 2016(1)
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of year	$11.69		$11.12	$9.88	$12.15	$11.04	$10.68
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income after waiver/reimbursements(2)	0.07		0.18	0.24	0.24	0.24	0.20
Net realized and unrealized gain/(loss) on investments	1.27		0.95	1.74	(1.16)	1.70	0.86
Total income/(loss) from investment operations	1.34		1.13	1.98	(0.92)	1.94	1.06

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income after waiver/reimbursements	–		(0.25)	(0.23)	(0.23)	(0.19)	(0.20)
From net realized gain	–		(0.31)	(0.51)	(1.12)	(0.64)	(0.50)
Total distributions	–		(0.56)	(0.74)	(1.35)	(0.83)	(0.70)
Net increase/(decrease) in net asset value	1.34		0.57	1.24	(2.27)	1.11	0.36
Net asset value - end of year	$13.03		$11.69	$11.12	$9.88	$12.15	$11.04

Total Return*	11.46	%(3)	10.26%	20.14%	(7.85)%	17.68%	9.88%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000)	$113,030		$101,796	$91,240	$79,625	$87,918	$73,255
Ratios to average net assets:
Total expenses before waiver/reimbursements	0.53	%(4)	0.53%	0.53%	0.53%	0.51%	0.52%
Net expenses after waiver/reimbursements	0.53	%(4)	0.53%	0.53%	0.53%	0.51%	0.52%
Net investment income after waiver/reimbursements	1.21	%(4)	1.74%	2.23%	1.98%	1.96%	1.78%
Portfolio turnover rate	9	%(3)	47%	14%	28%	43%	37%

*	Assumes reinvestment of any dividends and distributions. The performance does not include the fees and expenses incurred by investing through a separate account or qualified plan and does not reflect the variable annuity or life insurance contract charges. If they did the Portfolio’s performance would be lower.
(1)	Prior to April 30, 2016, the Morningstar Growth ETF Asset Allocation Portfolio was known as Ibbotson Growth ETF Asset Allocation Portfolio.
(2)	Per share numbers have been calculated using the average shares method.
(3)	Not annualized.
(4)	Annualized.

See Notes to Financial Statements.

27 | June 30, 2021

Morningstar Growth ETF Asset Allocation Portfolio – Class II
Financial Highlights

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the years presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	For the Six Months Ended June 30, 2021 (Unaudited)		For the Year Ended December 31, 2020	For the Year Ended December 31, 2019	For the Year Ended December 31, 2018	For the Year Ended December 31, 2017	For the Year Ended December 31, 2016(1)
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of year	$11.46		$10.91	$9.71	$11.96	$10.89	$10.53
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income after waiver/reimbursements(2)	0.06		0.15	0.21	0.20	0.20	0.16
Net realized and unrealized gain/(loss) on investments	1.23		0.93	1.70	(1.13)	1.67	0.86
Total income/(loss) from investment operations	1.29		1.08	1.91	(0.93)	1.87	1.02

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income after waiver/reimbursements	–		(0.22)	(0.20)	(0.20)	(0.16)	(0.16)
From net realized gain	–		(0.31)	(0.51)	(1.12)	(0.64)	(0.50)
Total distributions	–		(0.53)	(0.71)	(1.32)	(0.80)	(0.66)
Net increase/(decrease) in net asset value	1.29		0.55	1.20	(2.25)	1.07	0.36
Net asset value - end of year	$12.75		$11.46	$10.91	$9.71	$11.96	$10.89

Total Return*	11.26	%(3)	10.01%	19.77%	(8.04)%	17.30%	9.69%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000)	$140,930		$131,873	$135,935	$122,465	$141,266	$121,708
Ratios to average net assets:
Total expenses before waiver/reimbursements	0.78	%(4)	0.78%	0.78%	0.78%	0.76%	0.77%
Net expenses after waiver/reimbursements	0.78	%(4)	0.78%	0.78%	0.78%	0.76%	0.77%
Net investment income after waiver/reimbursements	0.94	%(4)	1.45%	1.97%	1.71%	1.71%	1.47%
Portfolio turnover rate	9	%(3)	47%	14%	28%	43%	37%

*	Assumes reinvestment of any dividends and distributions. The performance does not include the fees and expenses incurred by investing through a separate account or qualified plan and does not reflect the variable annuity or life insurance contract charges. If they did the Portfolio’s performance would be lower.
(1)	Prior to April 30, 2016, the Morningstar Growth ETF Asset Allocation Portfolio was known as Ibbotson Growth ETF Asset Allocation Portfolio.
(2)	Per share numbers have been calculated using the average shares method.
(3)	Not annualized.
(4)	Annualized.

See Notes to Financial Statements.

28 | June 30, 2021

Morningstar Aggressive Growth ETF Asset Allocation Portfolio – Class I
Financial Highlights

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the years presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	For the Six Months Ended June 30, 2021 (Unaudited)		For the Year Ended December 31, 2020	For the Year Ended December 31, 2019	For the Year Ended December 31, 2018	For the Year Ended December 31, 2017	For the Year Ended December 31, 2016(1)
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of year	$13.13		$12.35	$10.63	$13.03	$11.65	$11.13
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income after waiver/reimbursements(2)	0.09		0.20	0.27	0.25	0.23	0.20
Net realized and unrealized gain/(loss) on investments	1.77		1.07	2.10	(1.41)	2.11	1.08
Total income/(loss) from investment operations	1.86		1.27	2.37	(1.16)	2.34	1.28

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income after waiver/reimbursements	–		(0.25)	(0.22)	(0.21)	(0.19)	(0.18)
From net realized gain	–		(0.24)	(0.43)	(1.03)	(0.77)	(0.58)
Total distributions	–		(0.49)	(0.65)	(1.24)	(0.96)	(0.76)
Net increase/(decrease) in net asset value	1.86		0.78	1.72	(2.40)	1.38	0.52
Net asset value - end of year	$14.99		$13.13	$12.35	$10.63	$13.03	$11.65

Total Return*	14.17	%(3)	10.34%	22.44%	(9.17)%	20.17%	11.45%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000)	$90,079		$76,410	$64,894	$49,064	$50,783	$37,588
Ratios to average net assets:
Total expenses before waiver/reimbursements	0.54	%(4)	0.55%	0.55%	0.53%	0.54%	0.55%
Net expenses after waiver/reimbursements	0.53	%(4)	0.53%	0.53%	0.53%	0.53%	0.53%
Net investment income after waiver/reimbursements	1.23	%(4)	1.75%	2.30%	1.96%	1.81%	1.77%
Portfolio turnover rate	11	%(3)	45%	17%	32%	43%	46%

*	Assumes reinvestment of any dividends and distributions. The performance does not include the fees and expenses incurred by investing through a separate account or qualified plan and does not reflect the variable annuity or life insurance contract charges. If they did the Portfolio’s performance would be lower.
(1)	Prior to April 30, 2016, the Morningstar Aggressive Growth ETF Asset Allocation Portfolio was known as Ibbotson Aggressive Growth ETF Asset Allocation Portfolio.
(2)	Per share numbers have been calculated using the average shares method.
(3)	Not annualized.
(4)	Annualized.

See Notes to Financial Statements.

29 | June 30, 2021

Morningstar Aggressive Growth ETF Asset Allocation Portfolio – Class II
Financial Highlights

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the years presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	For the Six Months Ended June 30, 2021 (Unaudited)		For the Year Ended December 31, 2020	For the Year Ended December 31, 2019	For the Year Ended December 31, 2018	For the Year Ended December 31, 2017	For the Year Ended December 31, 2016(1)
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of year	$12.98		$12.23	$10.53	$12.91	$11.56	$11.04
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income after waiver/reimbursements(2)	0.06		0.17	0.24	0.21	0.19	0.16
Net realized and unrealized gain/(loss) on investments	1.76		1.04	2.08	(1.38)	2.09	1.09
Total income/(loss) from investment operations	1.82		1.21	2.32	(1.17)	2.28	1.25

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income after waiver/reimbursements	–		(0.22)	(0.19)	(0.18)	(0.16)	(0.15)
From net realized gain	–		(0.24)	(0.43)	(1.03)	(0.77)	(0.58)
Total distributions	–		(0.46)	(0.62)	(1.21)	(0.93)	(0.73)
Net increase/(decrease) in net asset value	1.82		0.75	1.70	(2.38)	1.35	0.52
Net asset value - end of year	$14.80		$12.98	$12.23	$10.53	$12.91	$11.56

Total Return*	14.02	%(3)	9.96%	22.17%	(9.33)%	19.80%	11.21%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000)	$55,520		$53,243	$51,872	$43,639	$51,147	$43,465
Ratios to average net assets:
Total expenses before waiver/reimbursements	0.79	%(4)	0.80%	0.80%	0.78%	0.79%	0.80%
Net expenses after waiver/reimbursements	0.78	%(4)	0.78%	0.78%	0.78%	0.78%	0.78%
Net investment income after waiver/reimbursements	0.92	%(4)	1.45%	2.03%	1.66%	1.52%	1.39%
Portfolio turnover rate	11	%(3)	45%	17%	32%	43%	46%

*	Assumes reinvestment of any dividends and distributions. The performance does not include the fees and expenses incurred by investing through a separate account or qualified plan and does not reflect the variable annuity or life insurance contract charges. If they did the Portfolio’s performance would be lower.
(1)	Prior to April 30, 2016, the Morningstar Aggressive Growth ETF Asset Allocation Portfolio was known as Ibbotson Aggressive Growth ETF Asset Allocation Portfolio.

(2)	Per share numbers have been calculated using the average shares method.
(3)	Not annualized.
(4)	Annualized.

See Notes to Financial Statements.

30 | June 30, 2021

ALPS | Alerian Energy Infrastructure Portfolio
Performance Overview	June 30, 2021 (Unaudited)

Investment Objective

The ALPS | Alerian Energy Infrastructure Portfolio seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the Alerian Midstream Energy Select Index (the "Underlying Index").

The Portfolio employs a “passive management” – or indexing – investment approach designed to track the performance of the AMEI Index. Developed by Alerian, the AMEI Index is intended to give investors a means of tracking the overall performance of North American energy infrastructure companies. The AMEI Index is a composite of North American energy infrastructure companies engaged in the pipeline transportation, storage, and processing of energy commodities (also known as “midstream energy businesses”).

Portfolio Overview

During the six-month period from January 1, 2021, to June 30, 2021, the Portfolio's Class III shares delivered a total return of 41.65%. This compares to the Portfolio's Underlying Index, which increased 38.20% on a price-return basis and 42.76% on a total-return basis.

During the period, Altus Midstream (ALTM) and Oasis Midstream Partners (OMP) were added to the Underlying Index during the quarterly rebalancing, while Delek Logistics Partners (DKL) was removed from the underlying Index during the quarterly rebalancing. Noble Midstream partners (NBLX) was also removed due to being acquired by another entity. There were no changes to the underlying index methodology during the period.

Turning to performance, midstream energy infrastructure rallied strongly on the back of a commodity price recovery stemming from widespread vaccine deployment, resurging economic activity, and improvement in the outlook for the global economy as COVID-19 restrictions ease. While a vaccine-driven rally pushed broad equity markets higher through the 6-month period, midstream equities outperformed the broader market alongside energy and other cyclical sectors as investors outbid the companies most sensitive to the reopening of the global economy, with the value-rotation and inflation trade also contributing to outperformance. WTI oil prices rallied 51.42%, helping make energy the best performing sector YTD as tightening supply was met with an increasingly stronger oil demand outlook, while weather related supply distributions and steady demand going into the summer drove a 43.76% rally in natural gas prices. The midstream rally held particularly strong March through May during an earnings season characterized by steady dividends and outside earning beats. Midstream energy infrastructure equities continued their march higher through June as the summer heat and a strong start to the travel season drove oil and natural gas prices to highs not seen since 2018.

There was only one dividend cut among constituents in the Underlying Index. Out of the 32 dividend-paying constituents, one company cut its distribution, 25 companies maintained their distributions, and six companies grew their distributions. By weighting, nearly 73% of the portfolio-maintained payouts, while 17% grew their distributions, and 3% cut their distributions, with the remaining 8% encompassing the names that don’t pay a regular divided.

Notably, midstream energy infrastructure companies withstood commodity price fluctuations to outperform the energy sector since March, when natural gas prices were trading downward and oil prices saw the greatest selling pressure. Stronger financial profiles and resilient cash flow generation among midstream energy infrastructure companies also helped support equity performance, particularly through bouts of extreme weather disruptions early in the year, while capital stewardship further enhanced company fundamentals as excess cash flow was used for debt reduction and in some cases, buybacks.

Ryan Mischker	Andrew Hicks
Co-Portfolio Manager	Co-Portfolio Manager

31 | June 30, 2021

ALPS | Alerian Energy Infrastructure Portfolio
Performance Overview (continued)	June 30, 2021 (Unaudited)

PORTFOLIO PERFORMANCE | AS OF JUNE 30, 2021

						Annualized Expense Ratios as disclosed in current prospectus dated 4/30/21
	Six Months[1]	1 Year	3 Year	5 Year	Since Inception (5/01/13)	Gross	Net[2]
ALPS | Alerian Energy Infrastructure
Portfolio - Class I	41.87%[3]	54.32%	2.52%	3.23%	1.30%	1.04%	0.95%
ALPS | Alerian Energy Infrastructure
Portfolio - Class III	41.65%	53.78%	2.13%	2.86%	0.90%	1.40%	1.30%
Alerian Midstream Energy Select Index[4]	42.76%	57.17%	4.04%	4.65%	2.68%

Performance data quoted represents past performance. Past performance is no guarantee of future results and investment returns and principal value of the Portfolios will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance quoted. The tables above do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Investment performance reflects fee waivers in effect. In the absence of fee waivers, total return would be lower. To obtain performance data current to the most recent month-end, please call 1-866-432-2926.

Performance returns do not reflect expenses incurred from investing through a separate account or qualified plan and do not reflect variable annuity or life insurance contract charges. If they did, the overall fees and expenses would be higher.

[1]	Total return for a period of less than one year is not annualized.

[2]	Also see Notes to Financial Statements (Note 6) for further description of Expense Limitation Agreement in effect, and Financial Highlights tables for expense ratios as of June 30, 2021. The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that net expense ratios, excluding distribution and/or service (12b-1) fees, shareholder service fees, acquired fund fees and expenses, taxes, brokerage commissions, and extraordinary expenses, do not exceed 0.80% of either Class I or Class III shares average daily net assets through April 29, 2022. This agreement may only be terminated during the period by the Board of Trustees of ALPS Variable Investment Trust.

[3]	Excludes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value and total return for shareholder transactions reported to the market may differ from the net asset value for financial reporting purposes.

[4]	The Alerian Midstream Energy Select Index is a composite of North American energy infrastructure companies engaged in the pipeline transportation, storage, and processing of energy commodities. An investor cannot invest directly in an index.

The statements and opinions expressed in this commentary are those of the author, are as of the date of this report, are subject to change, and may not reflect the author’s current views. The information, data, and analyses presented in this commentary do not constitute investment advice; are provided solely for informational purposes; and, therefore are not an offer to buy or sell a particular security. The data and/or information noted are from what we believe to be reliable sources; however, ALPS Advisors, Inc. has no control over the methods or means used to collect the data and/or information and therefore cannot guarantee its accuracy or completeness. The opinions and estimates noted are as of a certain date and subject to change.

Past performance does not guarantee future results. There is no assurance that the investment process will consistently lead to successful investing.

Asset allocation and diversification do not eliminate the risk of experiencing investment losses.

This commentary contains certain forward-looking statements. We use words such as “expects”, “anticipates”, “believes”, “estimates”, “forecasts”, and similar expressions to identify forward-looking statements. Such forward-looking statements involve known and unknown risks, uncertainties and other factors which may cause the actual results to differ materially and/or substantially from any future results, performance or achievements expressed or implied by those projected in the forward-looking statements for any reason.

Investments in securities of MLPs involve risks that differ from an investment in common stock. MLPs are controlled by their general partners, which generally have conflicts of interest and limited fiduciary duties to the MLP, which may permit the general partner to favor its own interests over the MLPs.

The benefit you are expected to derive from the Portfolio’s investment in MLPs depends largely on the MLPs being treated as partnerships for federal income tax purposes. As a partnership, an MLP has no federal income tax liability at the entity level. Therefore, treatment of one or more MLPs as a corporation for federal income tax purposes could affect the Portfolio’s ability to meet its investment objective and would reduce the amount of cash available to pay or distribute to you.

If an MLP in the Portfolio is deemed a corporation rather than a partnership for federal income tax purposes, then the income would be subject to federal taxation at the entity level, reducing the amount of cash available for distribution to the Portfolio which could result in a reduction of the Portfolio’s value.

Legislative, judicial, or administrative changes and differing interpretations, possibly on a retroactive basis, could negatively impact the value of an investment in MLPs and therefore the value of your investment in the Portfolio.

The ALPS | Alerian Energy Infrastructure Portfolio is distributed by ALPS Portfolio Solutions Distributor, Inc. (the “Distributor”). The Distributor is not affiliated with Alerian.

32 | June 30, 2021

ALPS | Alerian Energy Infrastructure Portfolio
Performance Overview (continued)	June 30, 2021 (Unaudited)

Top 10 Holdings(1)(2) (as of June 30, 2021)

Enbridge, Inc.	10.45%
Enterprise Products Partners LP	8.68%
TC Energy Corp.	7.31%
Energy Transfer LP	6.00%
Kinder Morgan, Inc.	5.49%
ONEOK, Inc.	5.27%
Cheniere Energy, Inc.	5.12%
The Williams Cos., Inc.	4.90%
Inter Pipeline, Ltd.	4.88%
Targa Resources Corp.	4.88%
Total	62.98%

(1)	% of Net Assets.
(2)	Holdings are subject to change and may not reflect the current or future position of the Portfolio.
(3)	Cash position shown includes all amounts related to pending purchases and sales of investment securities as of June 30, 2021.

Sector Allocation(1)(2)

The illustration below is based on a hypothetical $10,000 investment in the Portfolio since inception (May 1, 2013). All results shown assume reinvestments of dividends and capital gains.

Growth of $10,000 (as of June 30, 2021)

ALPS | Alerian Energy Infrastructure Portfolio (return of $10,000 based on actual performance)

Performance data quoted represents past performance. Past performance is no guarantee of future results and investment returns and principal value of the Portfolio will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance quoted. The tables and graphs within the performance overview section do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Investment performance reflects fee waivers in effect. In the absence of fee waivers, total return would be lower. To obtain performance data current to the most recent month-end, please call 1-866-432-2926.

Performance data does not reflect expenses incurred from investing through a separate account or qualified plan and does not reflect variable annuity or life insurance contract charges. If it did, the overall fees and expenses would be higher.

33 | June 30, 2021

ALPS | Alerian Energy Infrastructure Portfolio
Schedule of Investments	As of June 30, 2021 (Unaudited)

Security Description	Shares	Value
Canadian Energy Infrastructure Companies - 33.75%
Enbridge, Inc.	233,575	$9,351,668
Gibson Energy, Inc.	93,974	1,800,486
Inter Pipeline, Ltd.	268,745	4,368,515
Keyera Corp.	142,128	3,819,203
Pembina Pipeline Corp.	136,397	4,334,203
TC Energy Corp.	132,159	6,539,717

Total Canadian Energy Infrastructure
Companies
(Cost $25,944,847)		30,213,792

U.S. Energy Infrastructure Companies - 26.47%
Altus Midstream Co.	1,853	125,096
Cheniere Energy, Inc. (1)	52,784	4,578,484
Equitrans Midstream Corp.	262,453	2,233,475
Kinder Morgan, Inc.	269,529	4,913,514
Macquarie Infrastructure Corp.	47,455	1,816,103
ONEOK, Inc.	84,715	4,713,543
Targa Resources Corp.	98,205	4,365,212
Tellurian, Inc. (1)	204,285	949,925

Total U.S. Energy Infrastructure Companies
(Cost $16,944,877)		23,695,352

U.S. Energy Infrastructure MLPs - 25.53%
BP Midstream Partners LP	10,817	156,630
Crestwood Equity Partners LP	13,038	390,879
Enable Midstream Partners LP	20,265	184,614
Energy Transfer LP	505,350	5,371,871
Enterprise Products Partners LP	322,044	7,770,922
Genesis Energy LP	24,630	285,954
Hess Midstream LP, Class A	15,214	384,154
Holly Energy Partners LP	10,327	233,700
Magellan Midstream Partners LP	50,173	2,453,961
MPLX LP	85,777	2,539,857
NGL Energy Partners LP	27,172	64,669
NuStar Energy LP	22,341	403,255
Oasis Midstream Partners LP	5,973	140,067
PBF Logistics LP	7,213	107,330
Phillips 66 Partners LP	16,342	644,855
Rattler Midstream LP	26,292	287,109
Shell Midstream Partners LP	28,004	413,619
Western Midstream Partners LP	47,557	1,018,671

Total U.S. Energy Infrastructure MLPs
(Cost $22,286,256)		22,852,117

U.S. General Partners - 13.62%
Antero Midstream Corp.	228,108	2,370,042
EnLink Midstream LLC	170,142	1,087,208
Plains GP Holdings LP, Class A	363,994	4,346,088
Security Description	Shares	Value
U.S. General Partners (continued)
The Williams Cos., Inc.	165,178	$4,385,476

Total U.S. General Partners
(Cost $9,745,121)		12,188,814

	7-Day
Security Description	Yield	Shares	Value
Short-Term Investments - 0.33%
State Street Institutional Treasury Plus Money Market Fund	0.010%	294,342	$294,342

Total Short-Term Investments
(Cost $294,342)			294,342

Total Investments -99.70%
(Total cost $75,215,443)			89,244,417

Other Assets in Excess of Liabilities - 0.30%			263,058

Net Assets - 100.00%			$89,507,475

(1)	Non-income producing security.

See Notes to Financial Statements.

34 | June 30, 2021

ALPS | Alerian Energy Infrastructure Portfolio
Statement of Assets and Liabilities	As of June 30, 2021 (Unaudited)

ASSETS:

Investments, at value	$89,244,417
Receivable for investments sold	418,725
Receivable for shares sold	238
Dividends receivable	144,957
Other assets	2,734
Total Assets	89,811,071

LIABILITIES:

Payable for shares redeemed	174,561
Payable to advisor	47,185
Payable for distribution and service fees	33,745
Payable for audit fees	13,552
Payable for trustees' fees	74
Accrued expenses and other liabilities	34,479
Total Liabilities	303,596
Net Assets	$89,507,475

NET ASSETS CONSIST OF:

Paid-in capital	$100,209,080
Total distributable earnings	(10,701,605)
Net Assets	$89,507,475

Investments, at Cost	$75,215,443

PRICING OF SHARES:

Class I:
Net Assets	$1,929,290
Shares of beneficial interest outstanding	208,580
Net assets value, offering and redemption price per share	$9.25

Class III:
Net Assets	$87,578,185
Shares of beneficial interest outstanding	9,468,256
Net assets value, offering and redemption price per share	$9.25

See Notes to Financial Statements.

35 | June 30, 2021

ALPS | Alerian Energy Infrastructure Portfolio
Statement of Operations	For the Six Months Ended June 30, 2021 (Unaudited)

INVESTMENT INCOME:
Dividends (Net of foreign withholding taxes of $108,725)	$2,470,680
Total Investment Income	2,470,680

EXPENSES:
Investment advisor fee	235,248
12b-1 fees:
Class III	81,985
Shareholder servicing fees:
Class I	1,219
Class III	81,985
Custodian fees	11,273
Administration fee	4,078
Legal fees	2,997
Audit fees	9,748
Trustees' fees and expenses	7,316
Report to shareholder fees	8,239
Other expenses	8,244
Total expenses before waiver/reimbursements	452,332
Less fees waived/reimbursed by investment advisor
Class I	(410)
Class III	(15,670)
Total Net Expenses	436,252
Net Investment Income	2,034,428

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized loss on:
Investments	(1,911,497)
Foreign currency transactions	(4,980)
Net realized loss	(1,916,477)
Net change in unrealized appreciation/(depreciation) on:
Investments	22,521,050
Translation of assets and liabilities denominated in foreign currencies	(735)
Net change in unrealized appreciation	22,520,315
Net Realized and Unrealized Gain on Investments	20,603,838
Net Increase in Net Assets Resulting from Operations	$22,638,266

See Notes to Financial Statements.

36 | June 30, 2021

ALPS | Alerian Energy Infrastructure Portfolio
Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2021 (Unaudited)	For the Year Ended December 31, 2020

OPERATIONS:

Net investment income	$2,034,428	$2,259,728
Net realized loss	(1,916,477)	(13,594,938)
Net change in unrealized appreciation/(depreciation)	22,520,315	(6,498,482)
Net increase/(decrease) in net assets resulting from operations	22,638,266	(17,833,692)

DISTRIBUTIONS TO SHAREHOLDERS:

From distributable earnings
Class I	–	(40,455)
Class III	–	(1,489,027)
Total distributions	–	(1,529,482)

SHARE TRANSACTIONS:
Class I
Proceeds from sale of shares	403,785	612,050
Issued to shareholders in reinvestment of distributions	–	40,455
Cost of shares redeemed	(317,299)	(138,603)
Net increase from share transactions	86,486	513,902
Class III
Proceeds from sale of shares	24,544,658	15,796,154
Issued to shareholders in reinvestment of distributions	–	1,489,027
Cost of shares redeemed	(11,672,267)	(16,177,855)
Net increase from share transactions	12,872,391	1,107,326

Net increase/(decrease) in net assets	35,597,143	(17,741,946)

NET ASSETS:

Beginning of period	53,910,332	71,652,278
End of period	$89,507,475	$53,910,332

OTHER INFORMATION - SHARES:

Class I
Sold	48,337	95,955
Reinvested	–	5,838
Redeemed	(36,202)	(22,942)
Net increase in shares outstanding	12,135	78,851

Class III
Sold	2,832,285	2,474,979
Reinvested	–	214,557
Redeemed	(1,429,022)	(2,505,435)
Net increase in shares outstanding	1,403,263	184,101

See Notes to Financial Statements.

37 | June 30, 2021

ALPS | Alerian Energy Infrastructure Portfolio – Class I
Financial Highlights

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the period presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	For the Six Months Ended June 30, 2021 (Unaudited)		For the Year Ended December 31, 2020	For the Year Ended December 31, 2019	For the Year Ended December 31, 2018	For the Year Ended December 31, 2017	For the Year Ended December 31, 2016
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of period	$6.51		$8.96	$7.58	$9.55	$9.82	$7.10
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income after waiver/reimbursements(1)	0.25		0.32	0.34	0.34	0.30	0.28
Net realized and unrealized gain/(loss) on investments	2.49		(2.54)	1.22	(2.10)	(0.35)	2.65
Total income/(loss) from investment operations	2.74		(2.22)	1.56	(1.76)	(0.05)	2.93

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income after waiver/reimbursements	–		(0.23)	(0.18)	(0.21)	(0.22)	(0.21)
Total distributions	–		(0.23)	(0.18)	(0.21)	(0.22)	(0.21)
Net increase/(decrease) in net asset value	2.74		(2.45)	1.38	(1.97)	(0.27)	2.72
Net asset value - end of period	$9.25		$6.51	$8.96	$7.58	$9.55	$9.82

Total Return*	42.09	%(2)	(24.97)%	20.74%	(18.58)%	(0.49)%	41.39%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$1,929		$1,280	$1,053	$838	$1,213	$393
Ratios to average net assets:
Total expenses before waiver/reimbursements	1.00	%(3)	1.04%	1.02%	0.99%	0.97%	0.95%
Net expenses after waiver/reimbursements	0.95	%(3)	0.95%	0.95%	0.95%	0.95%	0.90%
Net investment income after waiver/ reimbursements	6.34	%(3)	4.98%	3.82%	3.71%	3.12%	3.32%
Portfolio turnover rate	13	%(2)	52%	44%	72%	40%	50%

*	Assumes reinvestment of any dividends and distributions. The performance does not include the fees and expenses incurred by investing through a separate account or qualified plan and does not reflect the variable annuity or life insurance contract charges. If they did the Portfolio’s performance would be lower.
(1)	Per share numbers have been calculated using the average shares method.
(2)	Not annualized.
(3)	Annualized.

See Notes to Financial Statements.

38 | June 30, 2021

ALPS | Alerian Energy Infrastructure Portfolio – Class III
Financial Highlights

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the period presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	For the Six Months Ended June 30, 2021 (Unaudited)		For the Year Ended December 31, 2020	For the Year Ended December 31, 2019	For the Year Ended December 31, 2018	For the Year Ended December 31, 2017	For the Year Ended December 31, 2016
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of period	$6.53		$8.96	$7.57	$9.53	$9.80	$7.10
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income after waiver/reimbursements(1)	0.24		0.30	0.31	0.30	0.26	0.25
Net realized and unrealized gain/(loss) on investments	2.48		(2.54)	1.23	(2.10)	(0.35)	2.64
Total income/(loss) from investment operations	2.72		(2.24)	1.54	(1.80)	(0.09)	2.89

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income after waiver/reimbursements	–		(0.19)	(0.15)	(0.16)	(0.18)	(0.19)
Total distributions	–		(0.19)	(0.15)	(0.16)	(0.18)	(0.19)
Net increase/(decrease) in net asset value	2.72		(2.43)	1.39	(1.96)	(0.27)	2.70
Net asset value - end of period	$9.25		$6.53	$8.96	$7.57	$9.53	$9.80

Total Return*	41.65	%(2)	(25.12)%	20.41%	(18.96)%	(0.84)%	40.80%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$87,578		$52,630	$70,599	$60,893	$85,980	$87,401
Ratios to average net assets:
Total expenses before waiver/reimbursements	1.35	%(3)	1.40%	1.37%	1.34%	1.32%	1.35%
Net expenses after waiver/reimbursements	1.30	%(3)	1.30%	1.30%	1.30%	1.30%	1.30%
Net investment income after waiver/ reimbursements	6.05	%(3)	4.59%	3.46%	3.37%	2.69%	2.91%
Portfolio turnover rate	13	%(2)	52%	44%	72%	40%	50%

*	Assumes reinvestment of any dividends and distributions. The performance does not include the fees and expenses incurred by investing through a separate account or qualified plan and does not reflect the variable annuity or life insurance contract charges. If they did the Portfolio’s performance would be lower.
(1)	Per share numbers have been calculated using the average shares method.
(2)	Not annualized.
(3)	Annualized.

See Notes to Financial Statements.

39 | June 30, 2021

ALPS | Red Rocks Global Opportunity Portfolio
Performance Overview	June 30, 2021 (Unaudited)

Investment Objective

The investment objective of the ALPS | Red Rocks Global Opportunity Portfolio (the “Portfolio”) is to seek to maximize total return, which consists of appreciation on its investments and a variable income stream.

The Portfolio will invest at least 80% of its net assets in securities of U.S. and non-U.S. companies, including those in emerging markets, listed on a national securities exchange, or foreign equivalent, that have a majority of their assets invested in or exposed to private companies or have as their stated intention to have a majority of their assets invested in or exposed to private companies (“Listed Private Equity Companies”). Although the Portfolio does not invest directly in private companies, it is managed with a similar approach: identifying and investing in long-term, high-quality Listed Private Equity Companies.

COVID-19

COVID 19 effects are still very much with us and will likely persist for some time. While vaccination rates are rising, the economic impact varies greatly throughout the world. The U.S. economy is at a clear advantage with faster vaccination adoption. New strains may well drive continued testing and the development of booster shots. Also, permanent changes are likely as most folks don’t seem all that eager to return to the “old normal” of going into the office every day.

Global commerce depends a great deal upon its supply chains and distribution networks, two areas we are more focused on when we analyze potential investments. We continue to closely monitor the financial health of the Portfolio’s holdings in terms of capital availability, prudent use of debt while focusing on Return on Invested Capital (ROIC).

The cost of capital is quite attractive relative to history with very low interest rates and rising earnings. Flush debt and equity markets globally supports mergers and acquisitions (M&A) activity, a robust IPO climate, very strong venture capital arena and an active special purpose acquisition companies market.

Rarely have times like this been so supportive of equities, which makes us very cautious of the momentum and valuation picture. As a result, we have redoubled our efforts to identify quality management teams in our holdings. What has not changed is our focus on fundamental valuations and the effectiveness of capital allocation programs, operational improvement initiatives, and shareholder value-creation within our portfolio companies.

Markets Review

In spite of the tepid start to the year, equities rallied noticeably in the first quarter from “the reopening trade”. Small caps, cyclical businesses, energy and commodity linked businesses benefited from price jumps. Sudden recognition of spiking inflation drove higher interest rates which helped bank stocks.

Large capitalization and growth stocks contributed to the strong equity picture in the second quarter. Commodity prices began to slide and the yield curve began to flatten once the Fed continued with an unchanged supportive stance. The quarter finished with a fierce debate over growth vs. cyclicals.

Consumer spending has resumed at a fairly strong pace led by the housing market and autos. Spending is expected to accelerate further from pent up demand for concerts, movies and restaurants which just now reopening, at least in the U.S. Leisure activities are picking up strongly but international travel is still quite restricted. Supply chains are gradually filling back up but have a way to go.

We are calling this an uneven recovery so far. There is plenty of room for growth in an effort to return to pre-pandemic levels. Will this continue? Yes, but at a more measured pace most likely. We are optimistic that fundamental economic growth will continue. But we sense a pause and a period of uncertainty could persist for a couple months.

40 | June 30, 2021

ALPS | Red Rocks Global Opportunity Portfolio
Performance Overview (continued)	June 30, 2021 (Unaudited)

Portfolio Review

For the six months ending June 30, 2021, the ALPS/Red Rocks Global Opportunity Portfolio (AVPEX) returned 13.17%, compared with its benchmark, the Morningstar Developed Markets Index, which returned 12.86%.

The one-year trailing performance was 47.77% vs. 39.70% for the Morningstar Developed Market Index, giving an idea of how the Portfolio has recovered since the COVID-19 downdraft of the first quarter of 2020.

During the first half of FY 2021 the Portfolio added 13 names and sold out of 10, leaving the Portfolio with 50 positions. In addition, the Portfolio sold out of 4 names that were spin-offs of existing holdings, which can be a nice way to distribute capital to shareholders.

Net contributors to performance included:

•  KKR & Co.

•  Blackstone Group

•  IAC/Interactive Corp

Net detractors from performance included:

•  Cannae Holdings

•  Stepstone Group

•  Alibaba Group Holding

Over the long term since 2009, the Portfolio has rebounded from the two large downdrafts (2010, 2020) in global markets and gone on to outperform the market. Part of the reason is the Portfolio tends to own somewhat more complex companies which are hard for others to value. Private Equity is a good example as are other holdings which buy private companies low and attempt to sell high. These companies are valued at sizeable discounts to their net asset values. We continue to try and take advantage of this mispricing.

Outlook

The market has been strong for about 15 months and as of June 30, 2021 is in a brief pause over the summer. Equities are swimming downstream with low interest rates and abundant capital available. We are optimistic these conditions will produce upside. M&A is of particular help to many of the Portfolio’s holdings as they attempt to sell their own companies into strong demand. With a wealth of corporate cash available to make acquisitions, private company assets are a logical place to fulfill that demand.

Relatively high valuations and questions about the risk appetite of institutions keeps us cautious, focused on ROIC and disciplined. Even so we believe the good outweighs the bad looking forward.

Thank you for your loyalty and know that we are working hard for you.

Andrew Drummond	Kirk McCown
Portfolio Manager	Portfolio Manager

41 | June 30, 2021

ALPS | Red Rocks Global Opportunity Portfolio
Performance Overview (continued)	June 30, 2021 (Unaudited)

PORTFOLIO PERFORMANCE | AS OF JUNE 30, 2021

					Since Inception	Annualized Expense Ratios as Disclosed in Current Prospectus dated 4/30/21
	Six Months[1]	1 Year	3 Year	5 Year	(10/24/14)	Gross	Net[2]
ALPS | Red Rocks Global Opportunity
Portfolio - Class I	13.43%	48.27%	15.77%	16.15%	12.18%	2.28%	2.03%
ALPS | Red Rocks Global Opportunity
Portfolio - Class III	13.17%	47.77%	15.36%	15.74%	11.81%	2.62%	2.38%
Morningstar Developed Markets Index[3]	12.86%	39.70%	14.46%	14.62%	11.30%
Red Rocks Global Listed Private Equity Index[4]	18.34%	59.40%	16.34%	17.58%	13.35%

Performance data quoted represents past performance. Past performance is no guarantee future results and investment returns and principal value of the Portfolio will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than then the performance quoted. The graph and tables above do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Investment performance reflects fee waivers in effect. In the absence of fee waivers, total return would be lower. To obtain performance data current to the most recent month-end, please call 1-866-432-2926.

Performance returns do not reflect expenses incurred from investing through a separate account or qualified plan and do not reflect variable annuity or life insurance contract charges. If they did, the overall fees and expenses would be higher.

[1]	Total return for a period of less than one year is not annualized.

[2]	Also see Notes to Financial Statements (Note 6) for further description of Expense Limitation Agreement in effect, and Financial Highlights tables for expense ratios as of June 30, 2021. The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that net expense ratios, excluding distribution and/or service (12b-1) fees, shareholder service fees, acquired fund fees and expenses, taxes, brokerage commissions and extraordinary expenses, do not exceed 0.95% of the Portfolio's Class I or Class III shares average daily net assets through April 29, 2022. This agreement may only be terminated during the period by the Board of Trustees of ALPS Variable Investment Trust.

[3]	The Morningstar Developed Markets Index measures the performance of developed regional markets targeting the top 97% of stocks by market capitalization. Index performance shown in the table is the net total return. The net total return is obtained by reinvesting the net dividend, which is equal to the ordinary gross dividend minus the amount of withholding tax.

[4]	The Red Rocks Global Listed Private Equity Index includes securities, ADRs, and GDRs of 40 to 75 private equity companies, including business development companies, master limited partnerships and other vehicles whose principal business is to invest in, lend capital to or provide services to privately held companies. An investor cannot invest directly in an index.

Past performance does not guarantee future results. There is no assurance that the investment process will consistently lead to successful investing. Asset allocation and diversification do not eliminate the risk of experiencing investment losses.

There are inherent risks in investing in private equity companies, which encompass financial institutions or vehicles whose principal business is to invest in and lend capital to privately – held companies. Generally, little public information exists for private and thinly traded companies, and there is a risk that investors may not be able to make a fully informed investment decision.

Listed Private Equity Companies may have relatively concentrated investment portfolios, consisting of a relatively small number of holdings. A consequence of this limited number of investments is that the aggregate returns realized may be adversely impacted by the poor performance of a small number of investments, or even a single investment, particularly if a company experiences the need to write down the value of an investment.

ALPS Portfolio Solutions Distributor, Inc. (the “Distributor”) is the distributor for the ALPS | Red Rocks Global Opportunity Portfolio. The Distributor is affiliated with Red Rocks Capital.

42 | June 30, 2021

ALPS | Red Rocks Global Opportunity Portfolio
Performance Overview (continued)	June 30, 2021 (Unaudited)

Top 10 Holdings(1)(2) (as of June 30, 2021)

KKR & Co., Inc.	4.31%
HarbourVest Global Private Equity, Ltd.	4.07%
Partners Group Holding AG	4.06%
Blackstone Group, Inc.	3.99%
Brederode SA	3.84%
HBM Healthcare Investments AG	3.52%
3i Group PLC	3.40%
HgCapital Trust PLC	3.35%
Intermediate Capital Group PLC	3.22%
IAC/InterActiveCorp	3.20%
Total	36.96%

(1)	% of Net Assets.
(2)	Holdings are subject to change and may not reflect the current or future position of the Portfolio.
(3)	Cash position shown includes all amounts related to pending purchases and sales of investment securities as of June 30, 2021.

Growth of $10,000 (as of June 30, 2021)

ALPS | Red Rocks Global Opportunity Portfolio (return of $10,000 based on actual performance)

Performance data quoted represents past performance. Past performance is no guarantee of future results and investment returns and principal value of the Portfolio will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance quoted. The tables and graphs within the performance overview section do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Investment performance reflects fee waivers in effect. In the absence of fee waivers, total return would be lower. To obtain performance data current to the most recent month-end, please call 1-866-432-2926.

Performance data does not reflect expenses incurred from investing through a separate account or qualified plan and does not reflect variable annuity or life insurance contract charges. If it did, the overall fees and expenses would be higher.

43 | June 30, 2021

ALPS | Red Rocks Global Opportunity Portfolio
Schedule of Investments	As of June 30, 2021 (Unaudited)

Security Description	Shares	Value
Closed-End Funds - 17.25%
Financials - 17.25%
Apax Global Alpha, Ltd. (1)(2)	115,000	$309,760
HarbourVest Global Private Equity, Ltd. (3)	45,500	1,366,214
HBM Healthcare Investments AG, Class A	3,070	1,180,081
HgCapital Trust PLC	228,666	1,122,912
ICG Enterprise Trust PLC	30,900	451,213
Pantheon International PLC Fund (3)	23,234	867,768
Princess Private Equity Holding, Ltd.	32,200	492,536

Total Financials		5,790,484

Total Closed-End Funds (Cost $3,779,186)		5,790,484

Common Stocks - 80.42%
Communication Services - 9.02%
IAC/InterActiveCorp (3)	6,970	1,074,565
Liberty Broadband Corp., Class C (3)	4,100	712,006
Liberty SiriusXM, Class A (3)	13,700	638,146
Vimeo, Inc. (3)	12,350	605,150

Total Communication Services		3,029,867

Consumer Discretionary - 5.11%
Alibaba Group Holding, Ltd. , Sponsored ADR(3)	1,950	442,221
Betsson AB	40,000	326,241
Entain PLC (3)	20,300	490,520
Kindred Group PLC	29,000	454,965

Total Consumer Discretionary		1,713,947

Consumer Staples - 2.41%
Costco Wholesale Corp.	1,200	474,804
Schouw & Co. A/S	3,050	334,962

Total Consumer Staples		809,766

Financials - 47.23%
3i Group PLC	70,400	1,142,510
Altamir	10,910	310,735
Apollo Global Management, Inc., Class A	11,900	740,180
Ares Management LP, Class A	7,200	457,848
Blackstone Group, Inc., Class A	13,800	1,340,532
Brederode SA	10,340	1,289,957
Brookfield Asset Management, Inc., Class A	11,899	606,611
Cannae Holdings, Inc. (3)	23,500	796,885
Carlyle Group, Inc.	14,900	692,552
Security Description	Shares	Value
Financials (continued)
Chrysalis Investments, Ltd. (3)	113,000	$384,529
Clairvest Group, Inc.	3,900	220,704
EXOR N.V.	5,050	405,279
FS KKR Capital Corp.	17,191	369,787
Intermediate Capital Group PLC	36,700	1,079,462
Investment AB Kinnevik, B Shares	9,650	386,424
Investor AB, B Shares	41,200	949,677
KKR & Co., Inc., Class A	24,400	1,445,456
Partners Group Holding AG	900	1,364,352
Ratos AB, B Shares	85,000	515,674
Standard Life Private Equity Trust PLC	78,665	506,000
StepStone Group, Inc., Class A	11,700	402,480
SuRo Capital Corp.	33,300	449,217

Total Financials		15,856,851

Health Care -8.36%
Chemed Corp.	1,520	721,240
Danaher Corp.	1,920	515,252
Hologic, Inc. (3)	6,100	406,992
Stryker Corp.	1,730	449,333
Thermo Fisher Scientific, Inc.	1,410	711,303

Total Health Care		2,804,120

Industrials -1.04%
IDEX Corp.	1,580	347,679

Information Technology - 5.67%
Constellation Software, Inc.	340	514,940
Fidelity National Information Services, Inc.	4,450	630,431
Lagercrantz Group AB, B Shares	30,700	333,972
Mastercard, Inc., Class A	1,170	427,155

Total Information Technology		1,906,498

Utilities -1.58%
Brookfield Infrastructure Partners LP, Class A	9,550	530,503

Total Common Stocks (Cost $19,261,623)		26,999,231

See Notes to Financial Statements.

44 | June 30, 2021

ALPS | Red Rocks Global Opportunity Portfolio
Schedule of Investments (continued)	As of June 30, 2021 (Unaudited)

Security Description	7-Day Yield	Shares	Value
Short-Term Investments - 1.78%
State Street Institutional
Treasury Plus Money Market Fund	0.010%	596,959	$596,959

Total Short-Term Investments (Cost $596,959)			596,959

Total Investments - 99.45% (Total cost $23,637,768)			33,386,674

Other Assets in Excess of Liabilities - 0.55%			183,119

Net Assets - 100.00%			$33,569,793

(1)	Securities were originally issued pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of June 30, 2021, the aggregate value of those securities was $309,760, which represents 0.92% of net assets

(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $309,760, representing 0.92% of net assets.

(3)	Non-income producing security.

See Notes to Financial Statements.

45 | June 30, 2021

ALPS | Red Rocks Global Opportunity Portfolio
Statement of Assets and Liabilities	As of June 30, 2021 (Unaudited)

ASSETS:
Investments, at value	$33,386,674
Receivable for investments sold	179,728
Dividends receivable	85,366
Other assets	1,606
Total Assets	33,653,374

LIABILITIES:

Payable for shares redeemed	6,611
Payable to advisor	19,047
Payable for distribution and service fees	13,670
Payable for audit fees	15,729
Accrued expenses and other liabilities	28,524
Total Liabilities	83,581
Net Assets	$33,569,793

NET ASSETS CONSIST OF:

Paid-in capital	$23,598,781
Total distributable earnings	9,971,012
Net Assets	$33,569,793

Investments, at Cost	$23,637,768

PRICING OF SHARES:

Class I:
Net Assets	$391,332
Shares of beneficial interest outstanding	24,784
Net assets value, offering and redemption price per share	$15.79

Class III:
Net Assets	$33,178,461
Shares of beneficial interest outstanding	2,001,204
Net assets value, offering and redemption price per share	$16.58

See Notes to Financial Statements.

46 | June 30, 2021

ALPS | Red Rocks Global Opportunity Portfolio
Statement of Operations	For the Six Months Ended June 30, 2021 (Unaudited)

INVESTMENT INCOME:
Dividends (Net of foreign withholding taxes of $19,981)	$358,510
Total Investment Income	358,510

EXPENSES:
Investment advisor fee	144,190
12b-1 fees:
Class III	39,560
Shareholder servicing fees:
Class I	296
Class III	39,560
Custodian fees	6,748
Administration fee	5,608
Legal fees	1,688
Audit fees	10,475
Trustees' fees and expenses	4,319
Report to shareholder fees	5,198
Other expenses	8,337
Total expenses before waiver/reimbursements	265,979
Less fees waived/reimbursed by investment advisor
Class I	(420)
Class III	(33,681)
Total Net Expenses	231,878
Net Investment Income	126,632

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) on:
Investments	2,175,092
Foreign currency transactions	(405)
Net realized gain	2,174,687
Net change in unrealized appreciation/(depreciation) on:
Investments	1,722,544
Translation of assets and liabilities denominated in foreign currencies	(3,270)
Net change in unrealized appreciation	1,719,274
Net Realized and Unrealized Gain on Investments	3,893,961
Net Increase in Net Assets Resulting from Operations	$4,020,593

See Notes to Financial Statements.

47 | June 30, 2021

ALPS | Red Rocks Global Opportunity Portfolio
Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2021 (Unaudited)	For the Year Ended December 31, 2020
OPERATIONS:

Net investment income	$126,632	$193,584
Net realized gain	2,174,687	667,446
Net change in unrealized appreciation	1,719,274	1,409,756
Net increase in net assets resulting from operations	4,020,593	2,270,786

DISTRIBUTIONS TO SHAREHOLDERS:

From distributable earnings
Class I	–	(49,185)
Class III	–	(3,687,209)
Total distributions	–	(3,736,394)

SHARE TRANSACTIONS:
Class I
Proceeds from sale of shares	21,082	116,660
Issued to shareholders in reinvestment of distributions	–	49,185
Cost of shares redeemed	(112,845)	(116,865)
Net increase/(decrease) from share transactions	(91,763)	48,980
Class III
Proceeds from sale of shares	2,400,399	5,140,868
Issued to shareholders in reinvestment of distributions	–	3,687,209
Cost of shares redeemed	(3,753,864)	(10,457,795)
Net decrease from share transactions	(1,353,465)	(1,629,718)

Net increase/(decrease) in net assets	2,575,365	(3,046,346)

NET ASSETS:

Beginning of period	30,994,428	34,040,774
End of period	$33,569,793	$30,994,428

OTHER INFORMATION - SHARES:

Class I
Sold	1,428	8,279
Reinvested	–	3,704
Redeemed	(7,695)	(8,882)
Net increase/(decrease) in shares outstanding	(6,267)	3,101

Class III
Sold	154,423	386,824
Reinvested	–	263,938
Redeemed	(239,943)	(761,189)
Net decrease in shares outstanding	(85,520)	(110,427)

See Notes to Financial Statements.

48 | June 30, 2021

ALPS | Red Rocks Global Opportunity Portfolio – Class I
Financial Highlights

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the period presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	For the Six Months Ended June 30, 2021 (Unaudited)		For the Year Ended December 31, 2020 (1)	For the Year Ended December 31, 2019	For the Year Ended December 31, 2018	For the Year Ended December 31, 2017	For the Year Ended December 31, 2016
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of period	$13.92		$14.65	$10.56	$12.90	$10.60	$10.33
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income after
waiver/reimbursements(2)	0.08		0.14	0.28	0.18	0.23	0.78
Net realized and unrealized gain/(loss) on investments	1.79		1.17	3.97	(1.74)	2.45	0.08
Total income/(loss) from investment operations	1.87		1.31	4.25	(1.56)	2.68	0.86

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income after waiver/reimbursements	–		(1.79)	–	(0.74)	(0.38)	(0.59)
From net realized gain	–		(0.25)	(0.16)	(0.04)	–	(0.00	)(3)
Total distributions	–		(2.04)	(0.16)	(0.78)	(0.38)	(0.59)
Net increase/(decrease) in net asset value	1.87		(0.73)	4.09	(2.34)	2.30	0.27
Net asset value - end of period	$15.79		$13.92	$14.65	$10.56	$12.90	$10.60

Total Return*	13.43	%(4)	9.57%	40.34%	(12.22)%	25.37%	8.30%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$391		$432	$409	$276	$222	$65
Ratios to average net assets:
Total expenses before waiver/reimbursements	1.31	%(5)	1.35%	1.34%	1.32%	1.49%	2.12%
Net expenses after waiver/reimbursements	1.10	%(5)	1.10%	1.08%	1.10%	1.10%	1.09%
Net investment income after waiver/ reimbursements	1.05	%(5)	1.04%	2.21%	1.43%	1.84%	7.81%
Portfolio turnover rate	26	%(4)	59%	36%	20%	47%	31%

*	Assumes reinvestment of any dividends and distributions. The performance does not include the fees and expenses incurred by investing through a separate account or qualified plan and does not reflect the variable annuity or life insurance contract charges. If they did the Portfolio’s performance would be lower.

(1)	Prior to April 30, 2020, the ALPS/Red Rocks Global Opportunity Portfolio was known as the ALPS/Red Rocks Listed Private Equity Portfolio.

(2)	Per share numbers have been calculated using the average shares method.

(3)	Less than ($0.005) per share.

(4)	Not annualized.

(5)	Annualized.

See Notes to Financial Statements.

49 | June 30, 2021

ALPS | Red Rocks Global Opportunity Portfolio – Class III
Financial Highlights

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the period presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	For the Six Months Ended June 30, 2021 (Unaudited)		For the Year Ended December 31, 2020 (1)	For the Year Ended December 31, 2019	For the Year Ended December 31, 2018	For the Year Ended December 31, 2017	For the Year Ended December 31, 2016
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of period	$14.65		$15.31	$11.07	$13.50	$11.06	$10.32
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income after
waiver/reimbursements(2)	0.06		0.09	0.25	0.12	0.23	0.31
Net realized and unrealized gain/(loss) on investments	1.87		1.23	4.15	(1.79)	2.53	0.51
Total income/(loss) from investment operations	1.93		1.32	4.40	(1.67)	2.76	0.82

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income after waiver/reimbursements	–		(1.73)	–	(0.72)	(0.32)	(0.08)
From net realized gain	–		(0.25)	(0.16)	(0.04)	–	(0.00	)(3)
Total distributions	–		(1.98)	(0.16)	(0.76)	(0.32)	(0.08)
Net increase/(decrease) in net asset value	1.93		(0.66)	4.24	(2.43)	2.44	0.74
Net asset value - end of period	$16.58		$14.65	$15.31	$11.07	$13.50	$11.06

Total Return*	13.17	%(4)	9.25%	39.84%	(12.53)%	24.96%	7.97%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$33,178		$30,562	$33,631	$22,339	$21,535	$11,411
Ratios to average net assets:
Total expenses before waiver/reimbursements	1.66	%(5)	1.69%	1.71%	1.67%	1.85%	2.03%
Net expenses after waiver/reimbursements	1.45	%(5)	1.45%	1.45%	1.45%	1.45%	1.45%
Net investment income after waiver/ reimbursements	0.78	%(5)	0.67%	1.86%	0.93%	1.81%	2.92%
Portfolio turnover rate	26	%(4)	59%	36%	20%	47%	31%

*	Assumes reinvestment of any dividends and distributions. The performance does not include the fees and expenses incurred by investing through a separate account or qualified plan and does not reflect the variable annuity or life insurance contract charges. If they did the Portfolio’s performance would be lower.

(1)	Prior to April 30, 2020, the ALPS/Red Rocks Global Opportunity Portfolio was known as the ALPS/Red Rocks Listed Private Equity Portfolio.

(2)	Per share numbers have been calculated using the average shares method.

(3)	Less than ($0.005) per share.

(4)	Not annualized.

(5)	Annualized.

See Notes to Financial Statements.

50 | June 30, 2021

ALPS Variable Investment Trust
Notes to Financial Statements	June 30, 2021 (Unaudited)

1. ORGANIZATION

ALPS Variable Investment Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and is organized as a Delaware business trust by a Declaration of Trust dated July 26, 2000. The Schedules of Investments herein relate to the following seven series of the Trust: Morningstar Conservative ETF Asset Allocation Portfolio, Morningstar Income and Growth ETF Asset Allocation Portfolio, Morningstar Balanced ETF Asset Allocation Portfolio, Morningstar Growth ETF Asset Allocation Portfolio, Morningstar Aggressive Growth ETF Asset Allocation Portfolio (each a “Morningstar Portfolio,” and collectively the “Morningstar Portfolios”), the ALPS | Alerian Energy Infrastructure Portfolio, and the ALPS | Red Rocks Global Opportunity Portfolio. The Morningstar Portfolios and the ALPS | Alerian Energy Infrastructure Portfolio are each considered non-diversified under the 1940 Act and may invest a greater portion of their assets in a more limited number of issuers than a diversified portfolio. The ALPS | Red Rocks Global Opportunity Portfolio has elected to qualify as a diversified Portfolio under the 1940 Act.

The Morningstar Portfolios offer Class I and Class II shares. The ALPS | Alerian Energy Infrastructure Portfolio and the ALPS | Red Rocks Global Opportunity Portfolio offer Class I and Class III shares. Each class has equal rights as to class and voting privileges. The classes differ principally in the applicable distribution and shareholder service fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Portfolios and earn income and realized gains/losses from the Portfolios pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Common expenses of the Portfolios (including legal fees, printing and mailing fees, and fees and expenses of the independent trustees) are allocated to each Portfolio in proportion to its average daily net assets. Expenses directly attributable to a particular Portfolio (including advisory, custodial, registration, professional and audit fees) are charged directly to that Portfolio. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if applicable.

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties with respect to the Portfolios. In addition, in the normal course of business, the Trust, on behalf of the Portfolios, enters into contracts with vendors and others that provide general indemnification to the extent permissible under law. Each Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust and/or the Portfolios.

The Portfolios are investment vehicles for variable annuity contracts and variable life insurance policies. The Portfolios also may be used as investment vehicles for qualified pension and retirement plans and certain registered and unregistered separate accounts. Shares of the Portfolios are offered only to participating insurance companies and their separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies, qualified pensions, retirement plans or registered and unregistered separate accounts. Shares are not offered to the general public.

Each variable annuity contract and variable life insurance policy owner (“Contract Owner”) and retirement plan participant (“Participant”) also incurs fees associated with the variable annuity, variable life insurance or retirement plan through which he or she invested. As a Contract Owner or Participant, you may incur additional fees and different terms and conditions associated with your investment program that are not disclosed in the Portfolios’ Financial Statements.

2. SIGNIFICANT ACCOUNTING POLICIES

The Portfolios’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”). This requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. Each Portfolio is considered an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.

Security Valuation: The price of Portfolio shares (“net asset value”) is determined as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (usually 4:00 p.m. Eastern Time), on each day the NYSE is open for business. Securities, including Exchange Traded Funds (“ETFs”) and Exchange Traded Notes (“ETNs”) for which exchange quotations are readily available, are valued at the last sale price, or if no sale price or if traded on the over-the-counter market, at the mean between the last bid and ask price. Shares of an open-end investment company are valued at that investment company’s net asset value per share. Securities for which quotations are not readily available are valued under procedures established by the Trust’s Board of Trustees (the “Board”) to determine fair value in good faith.

51 | June 30, 2021

ALPS Variable Investment Trust
Notes to Financial Statements	June 30, 2021 (Unaudited)

Securities traded on one or more of the U.S. national securities exchanges, the NASDAQ Stock Market LLC or any foreign stock exchange will be valued at the last sale price or the official closing price on the exchange or system where such securities are principally traded for the business day as of which such value is being determined.

Each Portfolio’s investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Board. When market quotations are not readily available, or in management’s judgment they do not accurately reflect fair value of a security, or an event occurs after the market close but before the Portfolio is priced that materially affects the value of a security, the securities will be valued by the adviser using fair valuation procedures established by the Board. Examples of potentially significant events that could materially impact the value of a security include, but are not limited to, company specific announcements, significant market volatility, natural disasters, armed conflicts, significant governmental actions, or a security’s trading has been halted, suspended or the security has not traded since the prior day and the closure of the primary trading market at a time when under normal conditions it would be open.

In the case of foreign securities, management may consider the following when determining the “fair value” of a security: (a) the country’s or geographic region’s political and economic environment; (b) the nature of any significant events which have occurred from the time of the market quotation to the valuation of each Portfolio’s net asset value which may materially impact each Portfolio’s net asset valuation; (c) American Depository Receipt trading; (d) Exchange-Traded Fund trading; (e) foreign currency exchange activity; (f) other relevant matters; and (g) if a stock split occurs on a Japanese exchange, management will fair value using the last day of trading price until the security commences trading again.

ALPS | Red Rocks Global Opportunity Portfolio uses a fair valuation model provided by an independent pricing service, which is intended to reflect fair value when a security’s value or a meaningful portion of the Fund’s portfolio is believed to have been materially affected by a valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of the regular trading on the NYSE.

If the current price of a foreign security is unavailable as a result of a foreign stock exchange’s closure for a foreign holiday, such foreign security’s value will be the closing price of such security on the last day such foreign exchange was open, adjusted by the current foreign exchange rate, assuming there are no significant events which occurred which may materially impact each Portfolio’s net asset value determination.

Fair Value Measurements: The Portfolios disclose the classification of their fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Valuation techniques used to value the Portfolios’ investments by major category are as follows:

Equity securities, exchange-traded funds and limited partnerships for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the mean of the most recent quoted bid and ask prices on such day and are generally categorized as Level 2 in the hierarchy. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the time when each Portfolio’s assets are valued. Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Various inputs are used in determining the value of each Portfolio’s investments as of the reporting period end. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls for an investment is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 – Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Portfolio has the ability to access at the measurement date;

Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 – Significant unobservable prices or inputs (including the Portfolio’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

52 | June 30, 2021

ALPS Variable Investment Trust
Notes to Financial Statements	June 30, 2021 (Unaudited)

The following is a summary of the inputs used to value each Portfolio’s investments as of June 30, 2021:

Morningstar Conservative ETF Asset Allocation Portfolio

	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$36,945,867	$–	$–	$36,945,867
Short-Term Investments	368,637	–	–	368,637
Total	$37,314,504	$–	$–	$37,314,504

Morningstar Income and Growth ETF Asset Allocation Portfolio

	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$69,448,580	$–	$–	$69,448,580
Short-Term Investments	862,990	–	–	862,990
Total	$70,311,570	$–	$–	$70,311,570

Morningstar Balanced ETF Asset Allocation Portfolio

	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$186,993,403	$–	$–	$186,993,403
Short-Term Investments	2,239,962	–	–	2,239,962
Total	$189,233,365	$–	$–	$189,233,365

Morningstar Growth ETF Asset Allocation Portfolio

	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$254,397,535	$–	$–	$254,397,535
Short-Term Investments	290,750	–	–	290,750
Total	$254,688,285	$–	$–	$254,688,285

Morningstar Aggressive Growth ETF Asset Allocation Portfolio

	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$145,469,222	$–	$–	$145,469,222
Short-Term Investments	229,553	–	–	229,553
Total	$145,698,775	$–	$–	$145,698,775

ALPS | Alerian Energy Infrastructure Portfolio

	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Canadian Energy Infrastructure Companies	$30,213,792	$–	$–	$30,213,792
U.S. Energy Infrastructure Companies	23,695,352	–	–	23,695,352
U.S. Energy Infrastructure MLPs	22,852,117	–	–	22,852,117
U.S. General Partners	12,188,814	–	–	12,188,814
Short-Term Investments	294,342	–	–	294,342
Total	$89,244,417	$–	$–	$89,244,417

53 | June 30, 2021

ALPS Variable Investment Trust
Notes to Financial Statements	June 30, 2021 (Unaudited)

ALPS | Red Rocks Global Opportunity Portfolio

	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Closed-End Funds	$2,483,216	$3,307,268	$–	$5,790,484
Common Stocks	18,585,449	8,413,782	–	26,999,231
Short-Term Investments	596,959	–	–	596,959
Total	$21,665,624	$11,721,050	$–	$33,386,674

The Portfolios did not have significant unobservable inputs (Level 3) used in determining fair value for the six months ended June 30, 2021.

Income Taxes: For federal income tax purposes, the Portfolios currently qualify, and intend to remain qualified, as regulated investment companies under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), by distributing substantially all of their investment company taxable net income including realized gain, not offset by capital loss carryforwards, if any, to shareholders. Accordingly, no provisions for federal income or excise taxes have been made.

As of and during the six months ended June 30, 2021, the Portfolios did not have a liability for any unrecognized tax benefits. Each Portfolio files U.S. federal, state, and local tax returns as required. Each Portfolio’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

The Treasury Department has issued Regulations under Code Section 817(h) that pertain to diversification requirements for variable annuity and variable life insurance contracts. Each Portfolio intends to comply with these diversification requirements.

Expenses: Most expenses of the Trust can be directly attributed to a Portfolio. Expenses that cannot be directly attributed are apportioned among the Portfolios based on average net assets. Expenses are allocated among classes within a Portfolio based on daily class level net assets, except for distribution fees associated with each Portfolio’s Distribution Plan under Rule 12b-1 of the 1940 Act (“12b-1 fees”) which are only allocated to the Class II shares and Class III shares. In addition, Class III shares and certain Class I shares are also offered with fees for non-distribution related services provided to Shareholders, under a shareholder services plan (a “Services Plan”).

Distributions to Shareholders: Each Portfolio currently intends to declare and pay capital gains and income dividends, if any, on an annual basis. All dividends and capital gains distributions paid by the Portfolios will be automatically reinvested, at net asset value, in additional shares of the Portfolios unless otherwise indicated. There is no fixed dividend rate and there can be no assurance that the Portfolios will pay any dividends or realize any capital gains. Any net capital gains earned by each Portfolio are distributed at least annually to the extent necessary to avoid federal income and excise taxes. Distributions to shareholders are recorded by each Portfolio on the ex-dividend date.

Master Limited Partnerships (“MLPs”): Pursuant to Section 851(b)(3) of the Code, the ALPS | Alerian Energy Infrastructure Portfolio may invest no more than 25% of the value of its total assets in the securities of one or more qualified publicly traded partnerships, which include MLPs. Unlike direct investments in MLPs, income and losses from the Alerian Energy Infrastructure Portfolio’s investments in MLPs will not directly flow through to the personal tax returns of shareholders. The ALPS | Alerian Energy Infrastructure Portfolio will report distributions from its investments, including MLPs, made to shareholders annually on Form 1099. Shareholders will not, solely by virtue of their status as ALPS | Alerian Energy Infrastructure Portfolio shareholders, be treated as engaged in the business conducted by underlying MLPs for federal or state income tax purposes or for purposes of the tax on unrelated business income of tax-exempt organizations. MLPs are publicly traded partnerships engaged in, among other things, the transportation, storage and processing of minerals and natural resources, and are treated as partnerships for U.S. federal income tax purposes. By confining their operations to these specific activities, MLP interests, or units, are able to trade on public securities exchanges exactly like the shares of a corporation, without entity level income taxation. To qualify as an MLP and not be taxed as a corporation for income tax purposes, a partnership must, for any taxable year, receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Code. These qualifying sources include, among other things, certain natural resource-based activities such as the processing, transportation and storage of any mineral or natural resources. MLPs generally have two classes of owners, the general partner and limited partners. The general partner of an MLP is typically owned by a major energy company, an investment fund, the direct management of the MLP, or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an up to 2% equity interest in the MLP plus, in many cases, ownership of common units and subordinated units. Limited partners typically own the remainder of the partnership, through ownership of common units, and have a limited role in the partnership’s operations and management.

Market Risk: Market risk refers to the risk that the value of securities held by a Portfolio may decline due to daily fluctuations in the securities markets that are generally beyond the Adviser’s or Sub-Adviser’s control, including fluctuation in interest rates, the quality of a Portfolio’s investments, investor sentiment and general economic and market conditions, such as national or international political events, natural disasters, and the spread of infectious illness or other public health issue and investor sentiment. In a declining stock market, stock prices for all companies (including those in a Portfolio’s portfolio) may decline, regardless of their long-term prospects.

54 | June 30, 2021

ALPS Variable Investment Trust
Notes to Financial Statements	June 30, 2021 (Unaudited)

Equity Securities Risk: Common stock and other equity securities may be affected by macro-economic and other factors affecting the stock market in general, including without limitation, expectations of interest rates, changes in an issuer’s financial condition, poor performance of a particular issuer, national or international political events, natural disasters, and the spread of infectious illness or other public health issue.

Non-U.S. Securities Risk: The ALPS | Alerian Energy Infrastructure Portfolio and the ALPS | Red Rocks Global Opportunity Portfolio invest directly in securities of non-U.S. issuers which involve risks not ordinarily associated with investments in securities and instruments of U.S. issuers. Non-U.S. securities exchanges, brokers and companies may be subject to less government supervision and regulation than exists in the U.S. Dividend and interest income may be subject to withholding and other non-U.S. taxes, which may adversely affect the net return on such investments. There may be difficulty in obtaining or enforcing a court judgment abroad. In addition, it may be difficult to effect repatriation of capital invested in certain countries. When investing in securities issued by non-U.S. issuers, there is also the risk that the value of such an investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates.

Epidemic and Pandemic Risk: Certain countries have been susceptible to epidemics, most recently COVID-19, which has been designated as a pandemic by world health authorities. The outbreak of such epidemics, together with any resulting restrictions on travel or quarantines imposed, could have a negative impact on the economy and business activity globally (including in the countries in which we invest), and thereby could adversely affect the performance of our investments. Furthermore, the rapid development of epidemics could preclude prediction as to their ultimate adverse impact on economic and market conditions, and, as a result, present material uncertainty and risk with respect to us and the performance of our investments.

Security Transactions and Investment Income: Investment security transactions are accounted for as of the trade date. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities transactions and unrealized appreciation and depreciation of securities are determined using the identified cost basis.

The books and records of the Portfolios are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

3.  FEDERAL TAXES AND TAX BASIS INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to each Portfolio’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations. The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of June 30, 2021. The tax character of the distributions paid during the year ended December 31, 2020:

2020	Ordinary Income	Long-Term Capital Gains	Total
Morningstar Conservative ETF Asset Allocation Portfolio	$667,582	$192,569	$860,151
Morningstar Income and Growth ETF Asset Allocation Portfolio	1,436,827	759,511	2,196,338
Morningstar Balanced ETF Asset Allocation Portfolio	3,478,385	2,103,406	5,581,791
Morningstar Growth ETF Asset Allocation Portfolio	4,618,234	6,017,722	10,635,956
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	2,272,561	2,313,056	4,585,617
ALPS | Alerian Energy Infrastructure Portfolio	1,529,482	–	1,529,482
ALPS | Red Rocks Global Opportunity Portfolio	3,309,668	426,726	3,736,394

55 | June 30, 2021

ALPS Variable Investment Trust
Notes to Financial Statements	June 30, 2021 (Unaudited)

Under current law, capital losses maintain their character as short-term or long-term and are carried forward to the next tax year without expiration. As of December 31, 2020, the following amounts are available as carry forwards to the next tax year:

Portfolio	Short-Term	Long-Term
ALPS | Alerian Energy Infrastructure Portfolio	$3,179,646	$9,673,531
ALPS | Red Rocks Global Opportunity Portfolio	2,790	–

Capital losses arising in the post-October period of the current fiscal year may be deferred to the next fiscal year if the fund elects to defer the recognition of these losses. When this election is made any losses recognized during the period are treated as having occurred on the first day of the next fiscal year separate from and in addition to the application of normal capital loss carryovers as described above. The Funds are not electing to defer such losses.

As of June 30, 2021, the cost of investments for federal income tax purposes and accumulated net unrealized appreciation/(depreciation) on investments were as follows:

	Cost of Investments for Income Tax Purposes	Gross Appreciation (Excess of Value Over Tax Cost)	Gross Depreciation (Excess of Tax Cost Over Value)	Net Unrealized Appreciation/ (Depreciation)
Morningstar Conservative ETF Asset Allocation Portfolio	$35,297,051	$2,376,882	$(359,429)	$2,017,453
Morningstar Income and Growth ETF Asset Allocation Portfolio	61,237,842	9,495,461	(421,733)	9,073,728
Morningstar Balanced ETF Asset Allocation Portfolio	153,851,130	36,412,312	(1,030,077)	35,382,235
Morningstar Growth ETF Asset Allocation Portfolio	195,036,349	60,213,759	(561,823)	59,651,936
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	108,704,246	37,233,248	(238,719)	36,994,529
ALPS | Alerian Energy Infrastructure Portfolio	84,029,806	9,382,242	(4,167,631)	5,214,611
ALPS | Red Rocks Global Opportunity Portfolio	23,708,295	9,964,813	(286,434)	9,678,379

The difference between book-basis and tax-basis are primarily due to the deferral of losses from wash sales, passive foreign investment companies and partnerships.

4. INVESTMENT TRANSACTIONS

Purchases and sales of investment securities, other than short-term investments, during the six months ended June 30, 2021, were as follows for each Portfolio:

Portfolio	Purchases	Sales
Morningstar Conservative ETF Asset Allocation Portfolio	$3,406,280	$4,143,613
Morningstar Income and Growth ETF Asset Allocation Portfolio	4,024,941	6,240,634
Morningstar Balanced ETF Asset Allocation Portfolio	10,058,008	14,628,477
Morningstar Growth ETF Asset Allocation Portfolio	20,916,580	25,232,694
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	15,499,019	17,301,438
ALPS | Alerian Energy Infrastructure Portfolio	23,477,735	8,893,633
ALPS | Red Rocks Global Opportunity Portfolio	8,216,106	9,797,385

56 | June 30, 2021

ALPS Variable Investment Trust
Notes to Financial Statements	June 30, 2021 (Unaudited)

5. INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

ALPS Advisors, Inc. (the “Adviser”) acts as the Portfolios’ investment adviser. The Adviser is an indirect wholly owned subsidiary of DST Systems, Inc. (“DST”). DST is a wholly-owned subsidiary of SS&C Technologies Holdings, Inc. (“SS&C”), a publicly traded company listed on the NASDAQ Global Select Market. The Adviser is responsible for the overall management of each Portfolio’s business affairs. The Adviser invests the assets of each Portfolio, either directly or through the use of one or more sub-advisers, according to each Portfolio’s investment objective, policies, and restrictions. The Adviser has delegated daily management of the Portfolios listed below to the corresponding Sub-Adviser set forth in the table below. Each Sub-Adviser is engaged to manage the investments of each respective Portfolio in accordance with such Portfolio’s investment objective, policies and limitations and any investment guidelines established by the Adviser and the Board. The Sub-Advisers are responsible, subject to the supervision and control of the Adviser and the Board, for the purchase, retention and sale of investments in the portion of each Portfolio’s investment portfolio under its management.

Portfolio	Sub-Adviser
Morningstar Conservative ETF Asset Allocation Portfolio	Morningstar Investment Management LLC
Morningstar Income and Growth ETF Asset Allocation Portfolio	Morningstar Investment Management LLC
Morningstar Balanced ETF Asset Allocation Portfolio	Morningstar Investment Management LLC
Morningstar Growth ETF Asset Allocation Portfolio	Morningstar Investment Management LLC
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	Morningstar Investment Management LLC
ALPS | Red Rocks Global Opportunity Portfolio	Red Rocks Capital LLC(a)

(a)	Red Rocks Capital LLC is a subsidiary of ALPS Advisors, Inc.

Pursuant to the Investment Advisory Agreements (the “Advisory Agreements”), each Portfolio pays the Adviser an annual management fee based on the Portfolio’s average daily net assets. The management fee is paid on a monthly basis. The following table reflects each Portfolio’s annual contractual management fee rate.

Portfolio	Management Fee
Morningstar Conservative ETF Asset Allocation Portfolio	0.45%
Morningstar Income and Growth ETF Asset Allocation Portfolio	0.45%
Morningstar Balanced ETF Asset Allocation Portfolio	0.45%
Morningstar Growth ETF Asset Allocation Portfolio	0.45%
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	0.45%
ALPS | Alerian Energy Infrastructure Portfolio	0.70%
ALPS | Red Rocks Global Opportunity Portfolio	0.90%

Pursuant to the Investment Sub-Advisory Agreements, the Adviser pays each Sub-Adviser an annual sub-advisory management fee which is based on a Portfolio’s average daily net assets. The Adviser pays the sub-advisory management fee out of the management fee paid to the Adviser pursuant to the Advisory Agreement. The following table reflects the contractual sub-advisory fees annual rates.

Portfolio	Average Daily Net Assets	Sub-Advisory Fee
Morningstar Conservative ETF Asset Allocation Portfolio	All Asset Levels	0.15%
Morningstar Income and Growth ETF Asset Allocation Portfolio	All Asset Levels	0.15%
Morningstar Balanced ETF Asset Allocation Portfolio	All Asset Levels	0.15%
Morningstar Growth ETF Asset Allocation Portfolio	All Asset Levels	0.15%
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	All Asset Levels	0.15%
ALPS | Red Rocks Global Opportunity Portfolio	First $200 Million	0.57%
	$200 Million - $500 Million	0.52%
	Over $500 Million	0.47%

57 | June 30, 2021

ALPS Variable Investment Trust
Notes to Financial Statements	June 30, 2021 (Unaudited)

6. OTHER AGREEMENTS

Distribution Agreement and Rule 12b-1 Plans: ALPS Portfolio Solutions Distributor, Inc. (the “Distributor”), an affiliate of the Adviser, serves as the principal underwriter and national distributor for the shares of each Portfolio pursuant to a Distribution Agreement with the Trust. The Trust has adopted distribution plans pursuant to Rule 12b-1 under the 1940 Act relating to Class I, Class II and Class III Portfolio shares, respectively (the “12b-1 Plans”).

The Class I shares have adopted a Defensive Distribution Plan that recognizes that the Adviser may use its management fees, in addition to its past profits or its other resources, to pay for expenses incurred in connection with providing services intended to result in the sale of Portfolio shares and/or shareholder support services. As of June 30, 2021, there were no payments from Class I due to the Plan. The Class II and Class III Distribution Plans permit the use of each Portfolio’s assets to compensate the Distributor for its services and costs in distributing shares and servicing shareholder accounts. Under the 12b-1 Plans, the Distributor receives, as a percentage of average annual net assets, the amounts outlined in the following table.

Portfolio	Class II	Portfolio	Class III
Morningstar Conservative ETF Asset Allocation Portfolio	0.25%	ALPS | Alerian Energy Infrastructure Portfolio	0.25%
Morningstar Income and Growth ETF Asset Allocation Portfolio	0.25%	ALPS | Red Rocks Global Opportunity Portfolio	0.25%
Morningstar Balanced ETF Asset Allocation Portfolio	0.25%
Morningstar Growth ETF Asset Allocation Portfolio	0.25%
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	0.25%

Shareholder Servicing Fees: The ALPS | Alerian Energy Infrastructure Portfolio and the ALPS | Red Rocks Global Opportunity Portfolio have each adopted a shareholder services plan (a “Services Plan”) with respect to each Portfolio’s Class I and III shares. Under the Services Plan, each Portfolio is authorized to pay insurance companies, banks and their affiliates and other institutions, including broker-dealers and Trust affiliates (“Participating Organizations”), an aggregate fee in an amount not to exceed on an annual basis 0.15% of the average daily net asset value of the Class I shares and 0.25% of the average daily net asset value of the Class III shares of each Portfolio attributable to or held in the name of a Participating Organization for its clients as compensation for providing service activities pursuant to an agreement with a Participating Organization. Any amount of such payment not paid during a Portfolio’s fiscal year for such service activities, attributed to that fiscal year, shall be reimbursed to the Portfolio as soon as practicable.

Expense Limitation Agreements: Under the terms of the Expense Limitation Agreements between the Adviser and/or the Sub-Advisers, as applicable for the benefit of the Portfolios, the Adviser and/or Sub-Advisers have contractually agreed to waive certain fees they are entitled to receive from, or reimburse certain expenses to be paid by, the Portfolios. Specifically, the Adviser and certain Sub-Advisers agree to reimburse Portfolio expenses and/or waive a portion of the investment advisory, sub-advisory, and other fees (excluding distribution and/or service (12b-1) fees, shareholder service fees, acquired fund fees and expenses, taxes, brokerage commissions and extraordinary expenses) that the Adviser and/or Sub-Advisers are entitled to receive to the extent necessary for the Portfolios to maintain a total annual expense ratio not to exceed the per share annual rates set forth in the table below. All parties also agree that the waivers shall continue at least through the end of the period stated below.

Portfolio	Class I	Class II	Class III	Expires
Morningstar Conservative ETF Asset Allocation Portfolio	0.53%	0.53%	N/A	4/29/2022
Morningstar Income and Growth ETF Asset Allocation Portfolio	0.53%	0.53%	N/A	4/29/2022
Morningstar Balanced ETF Asset Allocation Portfolio	0.53%	0.53%	N/A	4/29/2022
Morningstar Growth ETF Asset Allocation Portfolio	0.53%	0.53%	N/A	4/29/2022
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	0.53%	0.53%	N/A	4/29/2022
ALPS | Alerian Energy Infrastructure Portfolio	0.80%	N/A	0.80%	4/29/2022
ALPS | Red Rocks Global Opportunity Portfolio	0.95%	N/A	0.95%	4/29/2022

The Adviser and Sub-Advisers of the Portfolios may be permitted to recover expenses they have waived or reimbursed, on a class-by-class basis, through the agreements described above to the extent that expenses in later periods fall below the annual limits set forth in these agreements. The Portfolios will not be obligated to pay any deferred fees and expenses more than three years after the end of the fiscal year in which the fees and expenses were deferred. The Expense Limitation Agreements permit the Adviser and/or the Sub-Adviser to recapture only if any such recapture payments do not cause the Portfolio’s expense ratio (after recapture) to exceed the lesser of (i) the expense cap in effect at the time of the waiver and (ii) the expense cap in effect at the time of the recapture.

58 | June 30, 2021

ALPS Variable Investment Trust
Notes to Financial Statements	June 30, 2021 (Unaudited)

At June 30, 2021, the available recoupable balances are as follows:

Portfolio	Expires 2021	Expires 2022	Expires 2023	Expires 2024	Total
Morningstar Conservative ETF Asset Allocation Portfolio	$15,465	$28,946	$33,797	$19,489	$97,697
Morningstar Income and Growth ETF Asset Allocation Portfolio	10,321	18,594	23,676	12,329	64,920
Morningstar Balanced ETF Asset Allocation Portfolio	–	–	4,539	73	4,612
Morningstar Growth ETF Asset Allocation Portfolio	–	–	1,347	–	1,347
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	–	16,896	21,073	5,654	43,623
ALPS | Alerian Energy Infrastructure Portfolio	27,090	51,212	51,153	16,080	145,535
ALPS | Red Rocks Global Opportunity Portfolio	54,960	71,340	70,945	34,101	231,346

Administration, Bookkeeping and Pricing Agreement: ALPS Fund Services, Inc. (“AFS”), an affiliate of the Adviser and the Distributor, serves as administrator pursuant to a Fund Accounting and Administration Agreement (“Administration Agreement”) with the Trust. As such, AFS provides all necessary bookkeeping, shareholder recordkeeping services and pricing services to each Portfolio. Under the Administration Agreement, AFS will provide portfolio accounting services, expense accrual and payment services, fund valuation and financial reporting services, tax accounting services and compliance control services. AFS receives an annual fee paid on a monthly basis.

Transfer Agency and Service Agreement: AFS also serves as transfer agent to each Portfolio pursuant to a Transfer Agency and Service Agreement (“TA Agreement”) with the Trust. Under the TA Agreement, AFS will provide all of the customary services of a transfer agent and dividend disbursing agent including, but not limited to: (1) receiving and processing orders to purchase or redeem shares; and (2) mailing shareholder reports and prospectuses to current shareholders. AFS does not charge the Trust a fee in connection with providing services under the TA Agreement.

7.  TRUSTEES FEES

As of June 30, 2021, there were five Trustees, four of whom are not “interested persons” of the Trust within the meaning of that term under the 1940 Act (each, an “Independent Trustee”). Each Independent Trustee receives an annual retainer of $25,000, a per meeting fee of $5,000, and reimbursement for all reasonable out-of-pocket expenses relating to attendance at meetings. To the extent that there is a standalone Audit Committee meeting held not in connection with a Board meeting, each member of the Audit Committee shall receive a per meeting fee of $3,500 and reimbursement for all reasonable out-of-pocket expenses relating to attendance at such meeting. The Chairman of the Board and Audit Committee Chairman receives an additional annual retainer of $10,000 and $3,000, respectively. Trustees’ fees and expenses accrued by the Portfolios for the six months ended June 30, 2021, are reported on the Statements of Operations.

8.  RELATED PARTY TRANSACTIONS

Certain Portfolios engaged in cross trades between each other during the six months ended June 30, 2021, pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which the Adviser serves as the investment adviser. The Board of Trustees previously adopted procedures that apply to transactions between the Portfolios pursuant to Rule 17a-7. At its regularly scheduled meetings, the Trustees review such transactions as of the most current calendar quarter for compliance with the requirements set forth by Rule 17a-7 and the Trust’s procedures. The procedures require that the transactions be a purchase or sale for no consideration other than cash payment against prompt delivery of a security for which market quotations are readily available, and be consistent with the investment policies of each Portfolio.

There were no cross trades between the Portfolios during the six months ended June 30, 2021.

59 | June 30, 2021

ALPS Variable Investment Trust
Additional Information	June 30, 2021 (Unaudited)

PROXY VOTING

Portfolio policies and procedures used in determining how to vote proxies relating to Portfolio securities and a summary of proxies voted by the Portfolios for the 12 months ended June 30, are available without charge, upon request, by contacting your insurance company or plan sponsor, by calling (toll-free) (866) 432-2926 or by accessing the Securities and Exchange Commission’s (“Commission”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Portfolios are required to disclose, after their first and third fiscal quarters, the complete schedule of each Portfolio’s holdings with the SEC as an exhibit to its report on Form N-PORT. N-PORT reports will be available on the Commission’s website at www.sec.gov. The Portfolios’ N-PORT reports will be available without charge, upon request, by calling (toll-free) 1-866-432-2926 or by writing to ALPS Variable Investment Trust at 1290 Broadway, Suite 1000, Denver, Colorado 80203.

LICENSING AGREEMENT

Alerian

Alerian (the “Licensor”) has entered into an index licensing agreement with ALPS Advisors Inc. (the “Adviser”) with respect to the Alerian Energy Infrastructure Portfolio (the “Alerian Portfolio”), to allow the Adviser’s use of the Alerian Midstream Energy Select Index (the “Index”). The following disclosure relates to the Licensor:

Alerian is the designer of the construction and methodology for the underlying index (each an “Underlying Index”) for the Alerian Portfolio. “Alerian” and “Alerian Midstream Energy Select Index” are service marks or trademarks of Alerian. Alerian acts as brand licensor for the Index. Alerian is not responsible for the descriptions of the Index or the Funds that appear herein. Alerian is not affiliated with the Trust, the Adviser or the Distributor.

The Alerian Portfolio is not is issued, sponsored, endorsed, sold or promoted by the Licensor or its affiliates. Licensor makes no representation or warranty, express or implied, to the owners of the Alerian Portfolio or any member of the public regarding the advisability of investing in securities generally or in the Alerian Portfolio particularly or the ability of the Index to track general market performance. Licensor’s only relationship to the Licensee is the licensing of the Index which is determined, composed and calculated by Licensor without regard to the Licensee or the Alerian Portfolio. Licensor has no obligation to take the needs of the Licensee or the owners of the Fund into consideration in determining, composing or calculating the Index. Licensor is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Alerian Portfolio to be issued or in the determination or calculation of the equation by which the Alerian Portfolio is to be converted into cash. Licensor has no obligation or liability in connection with the issuance, administration, marketing or trading of the Alerian Portfolio. The Index is a trademark of Alerian and its general use is granted under a license for Alerian.

LICENSOR DOES NOT GUARANTEE THE QUALITY, ACCURACY AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA INCLUDED THEREIN AND SHALL HAVE NO LIABILITY FOR ERRORS OR OMISSIONS OF ANY KIND RELATED TO THE INDEX OR DATA. LICENSOR MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE ALERIAN PORTFOLIO, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEX OR ANY DATA INCLUDED THEREIN IN CONNECTION WITH THE RIGHTS LICENSED TO LICENSEE OR FOR ANY OTHER USE. LICENSOR MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL LICENSOR HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

The Adviser does not guarantee the accuracy and/or the completeness of the Index or any data included therein, and the Adviser shall have no liability for any errors, omissions or interruptions therein. The Adviser makes no warranty, express or implied, as to results to be obtained by the Alerian Portfolio, owners of the Shares of the Alerian Portfolio or any other person or entity from the use of the Index or any data included therein. The Adviser makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Index or any data included therein. Without limiting any of the foregoing, in no event shall the Adviser have any liability for any special, punitive, direct, indirect, or consequential damages (including lost profits) arising out of matters relating to the use of the Index, even if notified of the possibility of such damages.

60 | June 30, 2021

ALPS Variable Investment Trust
Additional Information	June 30, 2021 (Unaudited)

Morningstar

The Portfolios are not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, “Morningstar Entities”), with the exception of Morningstar Investment Management LLC, a subsidiary of Morningstar, Inc., who is the investment sub-adviser to the Portfolios and may undertake joint marketing activities with ALPS Portfolio Solutions Distributor, Inc. By providing data about the Morningstar Index Data to the Portfolios, the Morningstar Entities make no representation or warranty, express or implied, to the owners of the Portfolios or any member of the public regarding the advisability of investing in mutual funds generally or in the Portfolios in particular or the ability of the Morningstar Index Data to track general mutual fund market performance.

THE MORNINGSTAR ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE MORNINGSTAR INDEX DATA OR ANY DATA INCLUDED THEREIN AND MORNINGSTAR ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN.

61 | June 30, 2021

ALPS Variable Investment Trust
Approval of Investment Advisory & Sub-Advisory Agreements	June 30, 2021 (Unaudited)

MORNINGSTAR PORTFOLIOS

At a meeting on June 2, 2021, the Board of Trustees, including a majority of the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), approved the continuation of the Investment Advisory Agreement with ALPS Advisors, Inc. (“AAI”) and the Investment Sub-Advisory Agreement with Morningstar Investment Management LLC (“Morningstar”) for the maximum period permitted under the Investment Company Act of 1940, as amended (the “1940 Act”), with respect to each Morningstar Portfolio.

In anticipation of and as part of the process to consider the renewal of the investment advisory agreement with AAI with respect to each Portfolio and the sub-advisory agreement with respect to the Morningstar Portfolios (the “Advisory Agreements”), legal counsel to the Independent Trustees requested certain information from AAI and the Sub-Adviser. In response to these requests, the Trustees received reports from AAI and the Sub-Adviser that addressed specific factors to be considered by the Board. The Board also received from independent legal counsel memorandum regarding the Board’s responsibilities pertaining to the approval of advisory contracts. Further, the Board met with representatives of AAI and the Sub-Adviser and discussed the services the firms provided pursuant to the agreements, as well as the information they provided.

During the review process, the Board noted certain instances where clarification or follow-up was appropriate and others where the Board determined that further clarification or follow-up was not necessary. In those instances where clarification or follow-up was requested, the Board determined that in each case either information responsive to its requests had been provided, or where any request was outstanding in whole or in part, given the totality of the information provided with respect to the agreements, the Board had received sufficient information to renew and approve the agreements.

In approving AAI as the Portfolios’ investment adviser and the Sub-Adviser as the relevant Portfolio’s sub-adviser, and the fees to be charged under the Advisory Agreement, the Trustees concluded that no single factor reviewed by the Trustees was identified by the Trustees to be determinative as the principal factor in whether to approve such agreements. Further, the Independent Trustees were advised by independent legal counsel throughout the process. The following summary does not identify all the matters considered by the Board, but provides a summary of the principal matters the Board considered.

In renewing and approving the Investment Advisory Agreement with AAI and the Investment Sub-Advisory Agreement with Morningstar, the Trustees, including the Independent Trustees, considered the following factors with respect to the Morningstar Portfolios:

Nature, Extent, and Quality of the Services Provided

The Board considered the nature, extent, and quality of the services provided by AAI, including investment sub-adviser selection, evaluation, and monitoring and trade execution and the portfolio management services provided by Morningstar, in light of the investment objective of each Morningstar Portfolio. The Board also considered the portfolio team’s demonstrated consistency in investment approach for the Morningstar Portfolios, and took note of the degree of portfolio overlap across the various Morningstar Portfolios. The Board reviewed the background and experience of (i) the current AAI personnel responsible for evaluating and monitoring each Morningstar Portfolio and (ii) the Portfolio manager personnel of Morningstar responsible for managing the investments of each Morningstar Portfolio. The Board also considered the compliance structure of AAI and Morningstar. Finally, the Board considered the Board’s and the Trust’s association with the current advisory oversight personnel employed by AAI, the relationships those AAI personnel maintain with Morningstar, and the ability of those personnel to evaluate the services provided by Morningstar.

The Board concluded that the nature, extent, and quality of the services provided by AAI and Morningstar to the Morningstar Portfolios were appropriate and consistent with the terms of the respective agreements and that each Morningstar Portfolio and its shareholders were likely to benefit from the services provided under the agreements. The Board also concluded that the quality of the services provided by the senior advisory personnel employed by Morningstar had been consistent and that AAI and Morningstar have sufficient personnel, with the appropriate education and experience, to serve each Morningstar Portfolio effectively.

Investment Performance

The Board reviewed the performance of each Morningstar Portfolio as of March 31, 2021, over the three-month, one-year, three-year, five-year, ten-year, and since inception periods. The Board considered information from an independent research provider regarding the performance of each Morningstar Portfolio relative to its performance peer group and universe. The Board also received and considered the quarterly commentaries from AAI and Morningstar regarding the performance of each Morningstar Portfolio.

62 | June 30, 2021

ALPS Variable Investment Trust
Approval of Investment Advisory & Sub-Advisory Agreements	June 30, 2021 (Unaudited)

The Board noted that as of March 31, 2021:

(i) each class of the Morningstar Conservative Portfolio underperformed relative to its peer group and universe medians over each period;

(ii) with respect to the Morningstar Income and Growth Portfolio, each class of the Portfolio outperformed relative to its peer group and universe median over the three-month and one-year periods; Class I outperformed its peer group and universe median over the five- year period; and Class II outperformed its peer group median over the five-year and since inception periods. Each class of the Portfolio underperformed relative to its peer group or universe median during each other period.

(iii) with respect to the Morningstar Balanced Portfolio, each class of the Portfolio outperformed its peer group and universe medians over the three month and one-year periods, its peer group median over the five-year period, and its universe median over the since inception period; and Class II of the Portfolio outperformed its peer group median over the three-year period. Each class of the Portfolio underperformed relative to its peer group or universe median during each other period.

(iv) for the Morningstar Growth Portfolio, each class of the Portfolio outperformed its peer group and universe median over the three-month and five-year periods; Class II of the Portfolio outperformed relative to its peer group and universe median over the one-year and three-year periods; and Class I outperformed its peer group median over the one-year period. Each class of the Portfolio underperformed relative to its peer group or universe median during each other period.

(v) with respect to the Morningstar Aggressive Portfolio, each class of the Portfolio outperformed relative to its peer group and universe median over the three month, one-year, and five-year periods; and Class II outperformed its peer group and universe medians over the three-year and since inception periods and its peer group median over the ten-year period. Each class of the Portfolio underperformed relative to its peer group or universe median during each other period.

Investment Advisory Fee Rate and Comparisons

The Board reviewed the fees paid by each Morningstar Portfolio to AAI and the fees paid by AAI to Morningstar. The Board took note of the fact that Morningstar is paid by AAI and not directly by each Morningstar Portfolio. In its review, the Board considered information about, among other things, (i) the rates of compensation paid to AAI (and overall expense ratios for open-end mutual funds comparable in character (such as asset size) and investment strategy to the Morningstar Portfolios, after taking into account agreements to waive fees and/or reimburse expenses and (ii) Morningstar’s stated fee schedule and fee range for its sub-advisory clients. In connection therewith, the Board noted Morningstar’s statements regarding the range of services that are provided in its capacity as sub-adviser to the Morningstar Portfolios.

The Board noted that, bearing in mind the limitations of comparing different types of managed accounts and the different levels of service typically associated with such accounts, the fee structures applicable to AAI’s other clients employing comparable strategies, as applicable, were not indicative of any unreasonableness with respect to the advisory fees payable by the Morningstar Portfolios.

The Board noted that each Morningstar Portfolio's contractual advisory fees and total net expenses were higher than but within an acceptable range when compared with the median of the contractual advisory fees charged to similar open-end funds in the peer group and wider expense universe, taking into account management and non-management fees and the limitations of the peer universe for certain Morningstar Portfolios. The Board also considered the additional analysis provided by AAI comparing the Morningstar Portfolios versus their peers when taking into account the impact of acquired fund fees and expenses (“AFFE”) on the Morningstar Portfolios’ peer group rankings, noting that when AFFE are included, the Portfolios’ peer group rankings are generally more favorable. The Board concluded that both the (i) contractual advisory fees payable by each Morningstar Portfolio to AAI and the fees payable by AAI to Morningstar; and (ii) total net expenses borne by each Morningstar Portfolio, were reasonable in relation to the nature and quality of the respective services provided, taking into account the fees charged by other advisers for managing comparable open-end mutual funds.

Profitability and Costs of Services to Investment Advisers

The Board reviewed the profitability analyses provided by both AAI and Morningstar. The Board considered the profitability to AAI of its overall relationship with the Morningstar Portfolios, which included fees payable to AAI for investment advisory services. The Board concluded that the profits attributable to the services provided by AAI to each Morningstar Portfolio were not excessive.

The Board also considered the profitability of Morningstar’s overall relationship with the Morningstar Portfolios, which included fees payable to Morningstar by AAI for advisory services. In light of the foregoing, the Board concluded that the profits attributable to the services provided by Morningstar to each Morningstar Portfolio were not excessive.

63 | June 30, 2021

ALPS Variable Investment Trust
Approval of Investment Advisory & Sub-Advisory Agreements	June 30, 2021 (Unaudited)

Economies of Scale

The Board reviewed certain information provided by AAI and Morningstar, as well as the asset size of each Morningstar Portfolio, and concluded that, to the extent additional economies of scale could be realized as the assets of each Morningstar Portfolio increase, such economies would likely not be significant at the current time.

Other Benefits

The Board also considered AAI’s and Morningstar’s statements regarding potential “fall-out” benefits (including the receipt of research products and services from unaffiliated brokers) that AAI and Morningstar might receive in connection with their association with the Morningstar Portfolios. The Board concluded that there were no material incidental benefits accruing to AAI or Morningstar in connection with their relationship with the Morningstar Portfolios.

Based on the Trustees’ deliberations and their evaluation of the information described above, the Trustees, including all of the Independent Trustees, concluded that AAI’s compensation for investment advisory services and Morningstar’s compensation for investment sub-advisory services are consistent with the best interests of each Morningstar Portfolio and its shareholders.

ALERIAN PORTFOLIO

At a meeting on June 2, 2021, the Board of Trustees, including a majority of the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), approved the continuation of the Investment Advisory Agreement with ALPS Advisors, Inc. (“AAI”) for the maximum period permitted under the Investment Company Act of 1940, as amended (the “1940 Act”), with respect to the Alerian Portfolio.

In anticipation of and as part of the process to consider the renewal of the investment advisory agreement with AAI with respect to the Portfolio (the “Advisory Agreement”), legal counsel to the Independent Trustees requested certain information from AAI. In response to these requests, the Trustees received reports from AAI that addressed specific factors to be considered by the Board. The Board also received from independent legal counsel memorandum regarding the Board’s responsibilities pertaining to the approval of advisory contracts. Further, the Board met with representatives of AAI and discussed the services the firms provided pursuant to the agreements, as well as the information they provided.

During the review process, the Board noted certain instances where clarification or follow-up was appropriate and others where the Board determined that further clarification or follow-up was not necessary. In those instances where clarification or follow-up was requested, the Board determined that in each case either information responsive to its requests had been provided, or where any request was outstanding in whole or in part, given the totality of the information provided with respect to the agreements, the Board had received sufficient information to renew and approve the agreement.

In approving AAI as the Portfolio’s investment adviser, and the fees to be charged under the Advisory Agreement, the Trustees concluded that no single factor reviewed by the Trustees was identified by the Trustees to be determinative as the principal factor in whether to approve such agreement. Further, the Independent Trustees were advised by independent legal counsel throughout the process. The following summary does not identify all the matters considered by the Board, but provides a summary of the principal matters the Board considered.

In renewing and approving the Investment Advisory Agreement with AAI, the Trustees, including the Independent Trustees, considered the following factors with respect to the Alerian Portfolio:

Nature, Extent, and Quality of the Services Provided

The Board considered the nature, extent, and quality of the services provided by AAI in light of the investment objective of the Alerian Portfolio. The Board reviewed the research and decision-making processes utilized by AAI, including the methods adopted to seek to achieve compliance with the investment objectives, policies, and restrictions of the Alerian Portfolio. The Board reviewed the background and experience of the current AAI personnel responsible for the management of the Alerian Portfolio. The Board also considered the compliance structure of AAI. Finally, the Trustees considered the Board’s and the Trust’s association with the current advisory personnel employed by AAI and the relationships those AAI personnel maintain with the index provider to the Alerian Portfolio.

64 | June 30, 2021

ALPS Variable Investment Trust
Approval of Investment Advisory & Sub-Advisory Agreements	June 30, 2021 (Unaudited)

The Board concluded that the nature, extent, and quality of the services provided by AAI to the Alerian Portfolio were appropriate and consistent with the terms of the Investment Advisory Agreement and that the Alerian Portfolio and its shareholders were likely to benefit from services provided under the agreement. The Board also concluded that the quality of the services provided by the senior advisory personnel employed by AAI had been consistent, and that AAI would have sufficient personnel, with the appropriate education and experience, to serve the Alerian Portfolio effectively.

Investment Performance

The Board reviewed the performance of the Alerian Portfolio for the three-month, one-year, three-year, five-year, and since inception periods ended March 31, 2021. The Board also received and considered the quarterly commentaries from AAI regarding the performance characteristics of the Alerian Portfolio.

The Board noted that the performance of the Alerian Portfolio, for both share classes, outperformed its peer group and universe medians for the three-month, one-year, three-year, five-year, and since inception periods ended March 31, 2021.

Investment Advisory Fee Rate and Comparisons

The Board reviewed the fees paid by the Alerian Portfolio to AAI under the Investment Advisory Agreement. In its review, the Board considered information about, among other things, (i) the rates of compensation paid to AAI (and overall expense ratios for open-end mutual funds comparable in character (such as asset size) and investment strategy to the Alerian Portfolio, after taking into account agreements to waive fees and/or reimburse expenses, (ii) the fees charged by AAI to other comparable client accounts, and (iii) the asset size of the Alerian Portfolio relative to its peers. Further, the Board also considered the differences in the level of services provided by AAI to the Alerian Portfolio and to other comparable accounts. In connection with the foregoing, the Board noted, for example, AAI’s statements regarding differences in operational structures of mutual funds with similar strategies.

The Board also noted that, bearing in mind the limitations of comparing different types of managed accounts and the different levels of service typically associated with such accounts, the fee structures applicable to AAI’s other clients employing comparable strategies were not indicative of any unreasonableness with respect to the advisory fees payable by the Alerian Portfolio.

The Board noted that, for both classes, the Alerian Portfolio’s contractual advisory fee and total net expenses were lower than the peer group and universe medians as of March 31, 2021. The Board concluded that both the (i) contractual advisory fees payable by the Alerian Portfolio to AAI and (ii) total net expenses borne by the Alerian Portfolio were reasonable in relation to the nature and quality of the respective services provided, taking into account the fees charged by other advisers for managing comparable open-end mutual funds and the fees AAI charges to other clients.

Profitability and Costs of Services to Investment Adviser

The Board reviewed the profitability analysis provided by AAI. The Board considered whether the provision of services by AAI to the Alerian Portfolio was profitable to AAI. In light of the foregoing, the Board concluded that the profits attributable to the services provided by AAI to the Alerian Portfolio were not excessive.

Economies of Scale

The Board reviewed certain information provided by AAI and the asset size of the Alerian Portfolio, and concluded that, to the extent any economies of scale could be realized as the assets of the Portfolio increase, such economies would likely not be significant at the current time.

Other Benefits

The Board also considered the potential “fall-out” benefits (including the receipt of research products and services from unaffiliated brokers) that AAI might receive in connection with its association with the Alerian Portfolio. The Board concluded that there were no material incidental benefits accruing to AAI in connection with its relationship with the Alerian Portfolio.

Based on the Trustees’ deliberations and their evaluation of the information described above, the Trustees, including all of the Independent Trustees, concluded that AAI’s compensation for investment advisory services is consistent with the best interests of the Alerian Portfolio and its shareholders.

65 | June 30, 2021

ALPS Variable Investment Trust
Approval of Investment Advisory & Sub-Advisory Agreements	June 30, 2021 (Unaudited)

RED ROCKS PORTFOLIO

At a meeting on June 2, 2021, the Board of Trustees, including a majority of the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), approved the continuation of the Investment Advisory Agreement with ALPS Advisors, Inc. (“AAI”) and the Sub-Advisory Agreement with Red Rock Capital LLC (“Red Rocks”) for the maximum period permitted under the Investment Company Act of 1940, as amended (the “1940 Act”), with respect to the Red Rocks Portfolio.

In anticipation of and as part of the process to consider the renewal of the investment advisory agreement with AAI with respect to each Portfolio and the sub-advisory agreement with respect to the Red Rocks Portfolio (the “Advisory Agreements”), legal counsel to the Independent Trustees requested certain information from AAI and the Sub-Adviser. In response to these requests, the Trustees received reports from AAI and the Sub-Adviser that addressed specific factors to be considered by the Board. The Board also received from independent legal counsel memorandum regarding the Board’s responsibilities pertaining to the approval of advisory contracts. Further, the Board met with representatives of AAI and the Sub-Adviser and discussed the services the firms provided pursuant to the agreements, as well as the information they provided.

During the review process, the Board noted certain instances where clarification or follow-up was appropriate and others where the Board determined that further clarification or follow-up was not necessary. In those instances where clarification or follow-up was requested, the Board determined that in each case either information responsive to its requests had been provided, or where any request was outstanding in whole or in part, given the totality of the information provided with respect to the agreements, the Board had received sufficient information to renew and approve the agreements.

In approving AAI as the Portfolio’s investment adviser and the Sub-Adviser as the Portfolio’s sub-adviser, and the fees to be charged under the Advisory Agreement, the Trustees concluded that no single factor reviewed by the Trustees was identified by the Trustees to be determinative as the principal factor in whether to approve such agreements. Further, the Independent Trustees were advised by independent legal counsel throughout the process. The following summary does not identify all the matters considered by the Board, but provides a summary of the principal matters the Board considered.

In renewing and approving the Investment Advisory Agreement with AAI and the Investment Sub-Advisory Agreement with Red Rocks, the Trustees, including the Independent Trustees, considered the following factors with respect to the Red Rocks Portfolio:

Nature, Extent, and Quality of the Services Provided

The Board considered the nature, extent, and quality of the services provided by AAI and Red Rocks, in light of the investment objective of the Red Rocks Portfolio. The Board also considered the Red Rocks Portfolio team’s demonstrated consistency in investment approach for the Portfolio. The Board reviewed: (i) the background and experience of the current AAI personnel responsible for the evaluation and monitoring for the Red Rocks Portfolio; and (ii) the portfolio management personnel of Red Rocks responsible for managing the investments of the Red Rocks Portfolio. The Board also considered the compliance structures of AAI and Red Rocks.

The Board concluded that the nature, extent, and quality of the services provided by AAI and Red Rocks to the Red Rocks Portfolio were appropriate and consistent with the terms of the Investment Advisory Agreement and Sub-Advisory Agreement respectively, and that the Red Rocks Portfolio and its shareholders were likely to benefit from services provided under those agreements. The Board also concluded that the quality of the services provided by the senior advisory personnel employed by each of AAI and Red Rocks had been consistent and that each investment adviser would have sufficient personnel, with the appropriate education and experience, to serve the Red Rocks Portfolio effectively.

Investment Performance

The Board reviewed the performance of the Red Rocks Portfolio for the three-month, one-year, three-year, five-year, and since inception periods ended March 31, 2021. The Board considered the limitations on the comparability of performance information for certain related funds and accounts. The Board also received and considered the quarterly commentaries from AAI regarding the performance characteristics of the Red Rocks Portfolio.

The Board noted that, as of March 31, 2021, Class I of the Portfolio outperformed its peer group median over the three-year, five-year and since inception periods; Class III outperformed its peer group median over the three-year and since inception periods; each class of the Portfolio underperformed its universe median over the three-month, one-year, three-year, five-year, and since inception periods; each class underperformed its peer group median over the three-month and one-year periods; and Class III underperformed its peer group median over the five-year period.

66 | June 30, 2021

ALPS Variable Investment Trust
Approval of Investment Advisory & Sub-Advisory Agreements	June 30, 2021 (Unaudited)

Investment Advisory Fee Rate and Comparisons

The Board reviewed the fees paid by the Red Rocks Portfolio to AAI and the fees paid by AAI to Red Rocks under the agreements. The Board took note of the fact that Red Rocks is paid by AAI and not directly by the Red Rocks Portfolio. In its review, the Board considered information about, among other things, (i) the rates of compensation paid to AAI (and overall expense ratios for open-end mutual funds comparable in character (such as asset size) and investment strategy to the Red Rocks Portfolio, after taking into account agreements to waive fees and/or reimburse expenses and (ii) the fees charged by Red Rocks and AAI to other comparable client accounts.

The Board noted that, bearing in mind the limitations of comparing different types of managed accounts and the different levels of service typically associated with such accounts, the fee structures applicable to AAI’s and Red Rocks’ other clients employing comparable strategies, as applicable, were not indicative of any unreasonableness with respect to the advisory and sub-advisory fees payable by the Red Rocks Portfolio.

The Board noted that, as of March 31, 2021, the Red Rocks Portfolio’s contractual advisory fees and total net expenses for each Class of the Portfolio Class I shares were similar to its peer group and universe medians. The Board concluded that both the (i) contractual advisory fees payable by the Red Rocks Portfolio to AAI and (ii) total net expenses borne by the Red Rocks Portfolio, were reasonable in relation to the nature and quality of the respective services provided, taking into account the fees charged by other advisers for managing comparable open-end mutual funds and the fees AAI charges to other clients.

Profitability and Costs of Services to Investment Adviser

The Board reviewed a combined profitability analysis prepared by AAI for AAI and Red Rocks, and as part of its consideration of profitability, took note of the fact that Red Rocks is a wholly-owned subsidiary of AAI. The Board considered whether the provision of services by AAI to the Red Rocks Portfolio was profitable to AAI. The Board concluded that the profits attributable to the services provided by AAI to the Red Rocks Portfolio were not excessive, and that in light of the foregoing (including AAI’s ownership of Red Rocks), the Board concluded that the profits attributable to the services provided by Red Rocks to the Red Rocks Portfolio were not excessive.

Economies of Scale

The Board reviewed certain information provided by AAI and Red Rocks, and bearing in mind the asset size of the Red Rocks Portfolio, concluded that, to the extent any economies of scale could be realized as the assets of the Portfolio increase, such economies would likely not be significant at the current time.

Other Benefits

The Board also considered the potential “fall-out” benefits (including the receipt of research products and services from unaffiliated brokers) that AAI or Red Rocks might receive in connection with its association with the Red Rocks Portfolio. The Board concluded that there were no material incidental benefits accruing to AAI or Red Rocks in connection with their relationship with the Red Rocks Portfolio.

Based on the Trustees’ deliberations and their evaluation of the information described above, the Trustees, including all of the Independent Trustees, concluded that AAI’s compensation for investment advisory services and Red Rocks’ compensation for investment sub-advisory services are consistent with the best interests of the Red Rocks Portfolio and its shareholders.

67 | June 30, 2021

ALPS Variable Investment Trust
Liquidity Risk Management Program	June 30, 2021 (Unaudited)

The Trust has adopted and implemented a liquidity risk management program (the “Program”), as consistent with Rule 22e-4 to govern the Trust’s approach to managing liquidity risk for each Portfolio. The Program is overseen by the Liquidity Committee (the “Committee”), which is comprised of representatives of the Trust’s investment adviser, ALPS Advisors, Inc. The Board has approved the designation of the Committee to oversee the Program.

The Program’s principal objectives include supporting each Portfolio’s compliance with limits on investments in illiquid assets and mitigating the risk that a Portfolio will be unable to meet its redemption obligations in a timely manner. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence a Portfolio’s liquidity and the periodic classification and re-classification of the Portfolio’s investments into groupings that reflect the Committee’s assessment of their relative liquidity under current market conditions.

At a meeting of the Board held on March 3, 2021, the Committee provided a report (the “Report”) to the Board addressing the operation, adequacy, and effectiveness the Program, including any material changes to the Program for the period January 1, 2020 through December 31, 2020 (“Reporting Period”). The Report concluded that the Trust’s Program was reasonably designed to assess and manage each Portfolio’s liquidity risk and was adequately and effectively implemented during the Reporting Period. There were no material changes to the Program during the Reporting Period. The Report further concluded that the Trust’s investment strategies continue to be appropriate given the Trust’s status as an open-end fund.

There can be no assurance that the Program will achieve its objectives in the future. Additional information regarding risks of investing in the Trust, including liquidity risks presented by the Trust’s investment portfolio, is found in the Trust’s Prospectus and Statement of Additional Information.

68 | June 30, 2021

The Management Commentaries included in this shareholder report contain certain forward-looking statements about the factors that may affect the performance of the Funds in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events and their expected impact on the Funds, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Funds. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

Must be accompanied or preceded by a prospectus. Investors are reminded to read the prospectus carefully before investing.

ALPS Portfolio Solutions Distributor, Inc., distributor.

(b)	Not applicable.

Item 2.	Code of Ethics.

Not applicable to this report.

Item 3.	Audit Committee Financial Expert.

Not applicable to this report.

Item 4.	Principal Accountant Fees and Services.

Not applicable to this report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to the Registrant.

Item 6.	Investments.

(a)	Schedule of Investments as of the close of the reporting period is included as part of the Report to Stockholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchases.

Not applicable to the Registrant.

Item 10.	Submission of Matters to Vote of Security Holders.

No material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s Board of Trustees have been implemented after the Registrant’s last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	No changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) occurred during the period covered by this report that has materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 13.	Exhibits.

(a)(1)	Not applicable to this report.

(a)(2)	The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Ex99.Cert.

(a)(3)	Not applicable to Registrant.

(a)(4)	Not applicable to Registrant.

(b)	The certifications for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Ex99.906Cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ALPS VARIABLE INVESTMENT TRUST

By:	/s/ Kathryn Burns
Kathryn Burns (Principal Executive Officer)
President

Date:	August 25, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Kathryn Burns
Kathryn Burns (Principal Executive Officer)
President

Date:	August 25, 2021

By:	/s/ Robert McClure
Robert McClure (Principal Financial Officer)
Treasurer

Date:	August 25, 2021